As filed with the Securities and Exchange Commission on March 17, 1999
                                                      Registration No. 333-71215


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


      [X] Pre-Effective Amendment No. 1 [ ] Post-Effective Amendment No.___

                            INVESCO BOND FUNDS, INC.
                      (formerly INVESCO Income Funds, Inc.)
               (Exact Name of Registrant as Specified in Charter)


                              7800 E. Union Avenue
                             Denver, Colorado 80237
                    (Address of Principal Executive Offices)

                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)

                                (303) 930-6300
                  (Registrant's Area Code and Telephone Number)

                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)


                                   Copies to:
                           Clifford J. Alexander, Esq.
                              Susan M. Casey, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9036


      Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

      Title of securities being registered: Common stock, par value $0.01 per share.

      No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.


      THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

                            INVESCO BOND FUNDS, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheets

Letter to Shareholders

Notice of Special Meeting

Part A - Prospectus/Proxy Statement

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

INVESCO BOND FUNDS, INC.

FORM N-14 CROSS REFERENCE SHEET

Part A Item No.                           Prospectus/Proxy
and Caption                               Statement Caption
-----------                               -----------------

1.    Beginning of Registration           Cover Page
      Statement and Outside Front Cover
      Page of Prospectus

2.    Beginning and Outside Back Cover    Table of Contents
      Page of Prospectus

3.    Synopsis Information and Risk       Synopsis; Comparison of Principal Risk
      Factors                             Factors

4.    Information About the Transaction   Synopsis; The Proposed Transaction


5.    Information About the               Synopsis; Comparison of Principal Risk
      Registrant                          Factors; Miscellaneous; See also, the
                                          Prospectus for INVESCO U.S. Government
                                          Securities   Fund,  dated  January  1,
                                          1999,   previously   filed  on  EDGAR,
                                          Accession Number 0000201815-99-000001

6.    Information About the Company       Synopsis; Comparison of Principal Risk
      Being Acquired                      Factors; Miscellaneous; See also, the
                                          Prospectus  for  INVESCO  Intermediate
                                          Government Bond Fund, dated January 1,
                                          1999,   previously   filed  on  EDGAR,
                                          Accession Number 0000789940-99-000001


7.    Voting Information                  Voting Information


8.    Interest of Certain Persons         Voting Information; Appendix A
      and Experts

9.    Additional Information              Not Applicable
      Required for Re-offering by
      Persons Deemed to be Underwriters

Part B Item No.                           Statement of Additional
and Caption                               Information Caption
-----------                               -------------------

10.   Cover Page                          Cover Page


11.   Table of Contents                   Not Applicable

12.   Additional Information About        Statement of Additional Information of
      the Registrant                      INVESCO U.S. Government Securities
                                          Fund, dated January 1, 1999,
                                          previously filed on EDGAR, Accession
                                          Number 0000201815-99-000001

13.   Additional Information About        Statement of Additional Information of
      the Company Being Acquired          INVESCO Intermediate Government Bond
                                          Fund, dated January 1, 1999,
                                          previously filed on EDGAR, Accession
                                          Number 0000789940-99-000001


14.   Financial Statements                Annual Report of INVESCO U.S.
                                          Government Securities Fund for Fiscal
                                          Year Ended August 31, 1998, previously
                                          filed on EDGAR, Accession Number
                                          0000201815-98-000008; Annual Report of
                                          INVESCO Intermediate Government Bond
                                          Fund for Fiscal Year Ended August 31,
                                          1998, previously filed on EDGAR,
                                          Accession Number 0000789940-98-000013.

      Part C
      ------

      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            INVESCO BOND FUNDS, INC.


                                     PART A

                  INVESCO INTERMEDIATE GOVERNMENT BOND FUND
                        (A SERIES OF INVESCO VALUE TRUST)


                                 March 23, 1999

Dear INVESCO Intermediate Government Bond Fund Shareholder:

      The attached proxy materials describe a proposal that INVESCO Intermediate Government Bond Fund ("Intermediate Bond Fund"), a series of INVESCO Value Trust ("Value Trust"), reorganize and become part of INVESCO U.S. Government Securities Fund ("Government Securities Fund"), a series of INVESCO Bond Funds, Inc., (formerly, INVESCO Income Funds, Inc.) ("Bond Funds"). If the proposal is approved and implemented, each shareholder of Intermediate Bond Fund will automatically become a shareholder of Government Securities Fund.

      The attached proxy materials also seek your approval to convert Intermediate Bond Fund to a series of Bond Funds and to make certain changes in the fundamental investment restrictions of Intermediate Bond Fund (if the reorganization is not approved or cannot be completed for some other reason), to elect trustees, and to ratify the appointment of PricewaterhouseCoopers LLP as independent accountants of Intermediate Bond Fund.

      YOUR BOARD OF TRUSTEES RECOMMENDS A VOTE FOR ALL PROPOSALS. The board believes that combining the two Funds will benefit Intermediate Bond Fund's shareholders by providing them with a portfolio that has an investment objective that is substantially similar to that of Intermediate Bond Fund, that has a similar investment strategy and that, before taking into account voluntary fee waivers and expense reimbursements, will have lower operating expenses as a percentage of net assets. If, however, the reorganization is not approved or cannot be completed for some other reason, you are also being asked to the conversion of Intermediate Bond Fund to a series of Bond Funds. You are also being asked to approve certain changes to the fundamental investment restrictions of Intermediate Bond Fund that will update and streamline the Fund's restrictions. The attached proxy materials provide more information about the proposed reorganization and the two Funds, the proposed conversion, the proposed changes in fundamental investment restrictions, as well as the other matters you are being asked to vote upon.

      YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. Voting your shares early will permit Intermediate Bond Fund to avoid costly follow-up mail and telephone solicitation. After reviewing the attached materials, please complete, date and sign your proxy card and mail it in the enclosed return envelope today. As an alternative to using the paper proxy card to vote, you may vote by telephone, by facsimile, through the Internet or in person.




                                    Very truly yours,


                                    Mark H. Williamson
                                    President
                                    INVESCO  Intermediate  Government  Bond Fund

              WHAT YOU SHOULD KNOW ABOUT THIS PROPOSED FUND MERGER
                                 March 23, 1999


       INVESCO AND THE FUND'S BOARD OF TRUSTEES ENCOURAGE YOU TO READ THE
          ENCLOSED PROXY STATEMENT CAREFULLY. THE FOLLOWING IS A QUICK
                           OVERVIEW OF THE KEY ISSUES.

WHY IS MY FUND HOLDING A SPECIAL SHAREHOLDERS MEETING?

The main reason for the meeting is so that shareholders of INVESCO Intermediate Government Bond Fund can decide whether or not to reorganize their fund. If shareholders decide in favor of the proposal, INVESCO INTERMEDIATE GOVERNMENT BOND FUND will merge with another, similar mutual fund managed by INVESCO, and you will become a shareholder of INVESCO U.S. GOVERNMENT SECURITIES FUND.

Whether or not shareholders decide they wish to merge the Funds, there are other matters of business to be considered. So, no matter how you choose to vote on the proposed merger, please do review all of the other proposals and vote on them as well.

WHAT ARE THE  ADVANTAGES  OF MERGING  THE FUNDS?

There are three key potential advantages:

      . U.S. GOVERNMENT SECURITIES FUND IS MANAGED BY SEASONED EXPERTS. Under the direction of Senior Vice President Donovan J. "Jerry" Paul, our Fixed-Income Team uses a highly disciplined investment approach. Combined with their expertise in fixed-income analysis, this strategy may result in stronger fund performance over the long-term (although of course future results cannot be guaranteed).

      .   By combining the Funds,  SHAREHOLDERS  MAY ENJOY LOWER EXPENSE  RATIOS
      over time. Larger funds tend to enjoy economies of scale not available to funds with smaller assets under management.

      . These LOWER COSTS MAY LEAD TO STRONGER PERFORMANCE, since total return to a fund's shareholders is net of fund expenses. The potential benefits and possible disadvantages are explained in more detail in the enclosed proxy statement.


HOW ARE THESE TWO FUNDS ALIKE?

The investment goals of the Funds are similar. They both seek current income (paid monthly) from a diversified portfolio of government and government agency debt obligations. However, there are significant differences in investment strategy:

      . INTERMEDIATE GOVERNMENT BOND FUND invests in shorter-term debt obligations typically maturing in three to five years. O U.S. GOVERNMENT SECURITIES FUND, on the other hand, pursues higher income from longer-term bonds, typically maturing in six to nine years. So this fund may offer higher income levels, but its price may also be more volatile than an intermediate-term fund.


WHAT HAPPENS IF SHAREHOLDERS DECIDE IN FAVOR OF A MERGER?

A Closing Date will be set for the reorganization. Shareholders will receive full and fractional shares of U.S. Government Securities Fund equal in value to the shares of Intermediate Government Bond Fund that they owned on the Closing Date.

The net asset value per share of U.S. Government Securities Fund will not be affected by the transaction. That means the reorganization will not result in a dilution of any shareholder's interest.

IF THE FUNDS MERGE,  WILL THERE BE TAX CONSEQUENCES FOR ME?

Unlike a transaction where you direct INVESCO to sell shares of one fund in order to buy shares of another, the reorganization WILL NOT BE CONSIDERED A TAXABLE EVENT. The Funds themselves will recognize no gains or losses on assets as a result of a reorganization. So you will not have reportable capital gains or losses due to the reorganization. However, you should consult your own tax advisor regarding any possible effect a reorganization might have on you, given your personal circumstances -- particularly regarding state and local taxes.

WHO WILL PAY FOR THIS REORGANIZATION?

The  expenses  of  the  reorganization,   including  legal  expenses,  printing,
packaging and postage, plus the costs of any supplementary solicitation, will be borne partly by INVESCO and partly by the two Funds.

WHAT DOES THE FUND'S BOARD OF TRUSTEES RECOMMEND?

The Board believes you should vote in favor of the reorganization. More important, though, the trustees recommend that you study the issues involved, call us with any questions, and vote promptly to ensure that a quorum of Intermediate Government Bond Fund shares will be represented at this Fund's special shareholder meeting.

WHERE DO I GET MORE INFORMATION ABOUT INVESCO U.S. GOVERNMENT SECURITIES FUND?

      .   Please visit our Web site at WWW.INVESCO.COM

      .   Or call Investor Services toll-free at 1-800-646-8372

[BACK COVER]
                       YOU SHOULD KNOW WHAT INVESCO KNOWS

At INVESCO, we've built a global reputation on professional investment management. Some of the world's largest institutions and more than a million individuals rely on our knowledgeable investment specialists for effective management of their portfolios. INVESCO provides investors the perspective gained from more than 65 years of helping clients seek their financial goals.

The heart of INVESCO's business is to provide strong core mutual fund portfolios designed as solid foundations for our clients' investments. We draw on the resources of affiliates worldwide, so we have seasoned experts in the investment strategies you want to pursue -- both for your core investments as well as to meet special needs. And we offer award-winning service to help you better take advantage of our investment expertise. Call us to learn more about your choices at INVESCO.

                    INVESCO INTERMEDIATE GOVERNMENT BOND FUND
                        (A SERIES OF INVESCO VALUE TRUST)
                                    --------

                                    NOTICE OF
                         SPECIAL MEETING OF SHAREHOLDERS
                                  MAY 20, 1999
                                    --------

To The Shareholders:


      A special meeting of shareholders of INVESCO Intermediate Government Bond Fund ("Intermediate Bond Fund"), a series of INVESCO Value Trust ("Value Trust"), will be held on May 20, 1999, at 10:00 a.m., Mountain Time, at the offices of INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado, for the following purposes:

      (1) To approve an Agreement and Plan of Reorganization and Termination under which INVESCO U.S. Government Securities Fund ("Government Securities Fund"), a series of INVESCO Bond Funds, Inc. (formerly INVESCO Income Funds, Inc.) ("Bond Funds"), would acquire all of the assets of Intermediate Bond Fund in exchange solely for shares of Government Securities Fund and the assumption by Government Securities Fund of all of Intermediate Bond Fund's liabilities, followed by the distribution of those shares to the shareholders of Intermediate Bond Fund, all as described in the accompanying Prospectus/Proxy Statement;

      (2) To approve an Agreement and Plan of Termination and Conversion providing for the conversion of Intermediate Bond Fund from a separate series of Value Trust to a separate series of Bond Funds;

      (3) To approve certain changes to the fundamental investment restrictions of Intermediate Bond Fund;

      (4) To elect a board of trustees of Value Trust;

      (5) To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of Intermediate Bond Fund; and

      (6) To transact such other business as may properly come before the meeting or any adjournment thereof.

      You are entitled to vote at the meeting and any adjournment thereof if you owned shares of Intermediate Bond Fund at the close of business on March 12, 1999. IF YOU ATTEND THE MEETING, YOU MAY VOTE YOUR SHARES IN PERSON. IF YOU DO NOT EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE PAID ENVELOPE.

                                    By order of the board of trustees,


                                    Glen A. Payne
                                    Secretary




March 23, 1999
Denver, Colorado


--------------------------------------------------------------------------------
                             YOUR VOTE IS IMPORTANT
                        NO MATTER HOW MANY SHARES YOU OWN


Please indicate your voting instructions on the enclosed proxy card, date and sign the card, and return it in the envelope provided. IF YOU DATE, SIGN, AND RETURN THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSALS DESCRIBED ABOVE. In order to avoid the additional expense of further solicitation, we ask your cooperation in mailing your proxy card promptly. As an alternative to using the paper proxy card to vote, you may vote by telephone, through the Internet, by facsimile machine or in person. Shares that are registered in your name, as well as shares held in "street name" through a broker, may be voted via the Internet or by telephone. To vote in this manner, you will need the 12-digit "control" number) that appear on your proxy card(s). To vote via the Internet, please access http://www.proxyvote.com on the World Wide Web. In addition, shares that are registered in your name may be voted by faxing your completed proxy card(s) to 1-800-735-1885. If we do not receive your completed proxy cards after several weeks, you may be contacted by our proxy solicitor, Shareholder Communications Corporation. Our proxy solicitor will remind you to vote your shares or will record your vote over the phone if you choose to vote in that manner. You may also call 1-800-690-6903 and vote by phone.

Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy card, they will not be voted.


--------------------------------------------------------------------------------

                     INVESCO U.S. GOVERNMENT SECURITIES FUND
                     (A SERIES OF INVESCO BOND FUNDS, INC.,
                      FORMERLY INVESCO INCOME FUNDS, INC.)


                    INVESCO INTERMEDIATE GOVERNMENT BOND FUND
                        (A SERIES OF INVESCO VALUE TRUST)

                             7800 EAST UNION AVENUE
                             DENVER, COLORADO 80237
                           (TOLL FREE) 1-800-646-8372



                           PROSPECTUS/PROXY STATEMENT
                                 MARCH 23, 1999


      This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of INVESCO Intermediate Government Bond Fund ("Intermediate Bond Fund"), a series of INVESCO Value Trust ("Value Trust"), in connection with the solicitation of proxies by its board of trustees for use at a special meeting of its shareholders to be held on May 20, 1999, at 10:00 a.m., Mountain Time, and at any adjournment of the meeting, if the meeting is adjourned for any reason.

      As more fully described in this Proxy Statement, one of the main purposes of the meeting is to vote on a proposed reorganization. In the reorganization, INVESCO U.S. Government Securities Fund ("Government Securities Fund"), a series of INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.) ("Bond Funds"), would acquire all of the assets of Intermediate Bond Fund, in exchange solely for shares of Government Securities Fund and the assumption by Government Securities Fund of all of the liabilities of Intermediate Bond Fund. Those shares of Government Securities Fund would then be distributed to the shareholders of Intermediate Bond Fund, so that each shareholder would receive a number of full and fractional shares of Government Securities Fund having an aggregate value that, on the effective date of the reorganization, is equal to the aggregate net asset value of the shareholder's shares of Intermediate Bond Fund. As soon as practicable following the distribution of shares, Intermediate Bond Fund will be terminated.

      Government Securities Fund is a diversified series of Bond Funds, which is an open-end management investment company. Government Securities Fund's investment objective is to seek a high level of income by investing in bonds and other debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and in repurchase agreements and futures contracts with respect to such securities.

      This Proxy Statement, which should be retained for future reference, sets forth concisely the information about the reorganization and Government
Securities Fund that a shareholder should know before voting on the reorganization. A Statement of Additional Information, dated March 23, 1999, relating to the reorganization and including historical financial statements, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference (that is, the Statement of Additional Information is legally a part of this Proxy Statement). A Prospectus and a Statement of Additional Information for Intermediate Bond Fund, each dated January 1, 1999, and Intermediate Bond Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998, have been filed with the SEC and are incorporated herein by this reference. A Prospectus and a Statement of Additional Information for Government Securities Fund, each dated January 1, 1999, have been filed with the SEC and also are incorporated herein by this reference. A copy of Government Securities Fund's Prospectus and Annual Report accompany this Proxy Statement. Copies of the other referenced documents, as well as Government Securities Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998, may be obtained without charge, and further inquiries may be made, by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706, or by calling toll-free 1-800-646-8372.

      The SEC maintains a website (http://www.sec.gov) that contains the Statement of Additional Information and other material incorporated by reference, together with other information regarding Government Securities Fund and Intermediate Government Bond Fund.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SHARES OF INVESCO U.S. GOVERNMENT SECURITIES FUND OR DETERMINED WHETHER THIS PROXY STATEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


VOTING INFORMATION.............................................................1

PART I:  THE REORGANIZATION


PROPOSAL 1: To approve an Agreement and Plan of Reorganization and Termination under which Government Securities Fund would acquire all of the assets of Intermediate  Bond Fund in exchange solely for shares of Government Securities Fund and the assumption by Government Securities Fund of all of Intermediate Bond Fund's Liabilities,
followed by the  distribution  of those shares to the  shareholders of
Intermediate Bond Fund.........................................................2

Synopsis.......................................................................3
Comparison of Principal Risk Factors..........................................11
The Proposed Transaction......................................................13

PART II:  PROPOSED ORGANIZATIONAL MATTER

PROPOSAL 2: To approve an Agreement and Plan of Conversion and Termination providing for the conversion of Intermediate Bond Fund from a separate  series of Value  Trust to a  separate  series of Bond
Funds.........................................................................18

Reason for the Proposed Conversion............................................19
Summary of the Plan of Conversion and Termination.............................20
Continuation of Fund Shareholder Accounts.....................................21
Expenses......................................................................22
Temporary Waiver of Investment Restrictions...................................22
Form of Organization .........................................................22
Rights and Obligations of Shareholders........................................22
Tax Consequences of the Conversion............................................23
Conclusion....................................................................23

PART  III:  PROPOSED   MODIFICATIONS  TO  FUNDAMENTAL   INVESTMENT
RESTRICTIONS AND ROUTINE CORPORATE GOVERNANCE MATTERS

PROPOSAL  3:  To  Approve  Amendments  to the  Fundamental  Investment
Restrictions of Intermediate Bond Fund........................................24

a.    To modify the Fund's  fundamental  investment  restriction  on industry concentration..................................................25
b.    To modify the Fund's  fundamental  investment  restriction  on issuer diversification..................................................26
c.    To modify the Fund's  fundamental  investment  restriction  on underwriting............................................................27

d.    To eliminate the Fund's fundamental  investment restriction on investing in companies for the purpose of  exercising  control or management...........................................................27
e.    To modify the Fund's  fundamental  investment  restriction  on borrowing  and  to  adopt  a  non-fundamental  restriction  on borrowing...............................................................28
f.    To modify the Fund's  fundamental  investment  restriction  on issuing senior securities...............................................29
g.    To eliminate the Fund's fundamental  investment restriction on mortgaging, pledging, or hypothecating securities.......................29
h.    To eliminate the Fund's fundamental  investment restriction on
      short   sales   and   margin   Purchases   and  to   adopt   a
      non-fundamental   restriction   on  short   sales  and  margin
      purchases...............................................................29
i.    To modify the Fund's  fundamental  investment  restriction  on investing in real estate................................................30
j.    To modify the Fund's  fundamental  investment  restriction  on investing in commodities................................................31
k.    To   modify the  Fund's fundamental investment restriction  on
      loans...................................................................32
l.    To modify the Fund's  fundamental  investment  restriction  on investing in another investment company and to adopt a non-fundamental investment restriction on investing in another investment company......................................................32
m.    To eliminate the Fund's fundamental  investment restriction on
      investing   in   illiquid    securities   and   to   adopt   a
      non-fundamental   investment   restriction   on  investing  in
      illiquid securities.....................................................33

PROPOSAL 4:  To Elect the Trustees of Value Trust.............................34

PROPOSAL 5:  To    Ratify    or    Reject     the    Selection    of
PricewaterhouseCoopers    LLP   as   Independent    Accountants   of
Intermediate Bond Fund .......................................................41


OTHER BUSINESS................................................................42


INFORMATION CONCERNING ADVISER, SUB-ADVISER, DISTRIBUTOR,
AND AFFILIATED COMPANIES......................................................42

MISCELLANEOUS.................................................................43
Available Information.........................................................43
Legal Matters.................................................................44
Experts.......................................................................44

APPENDIX A:  PRINCIPAL SHAREHOLDERS..........................................A-1

APPENDIX B:  AGREEMENT AND PLAN OF  REORGANIZATION AND
TERMINATION..................................................................B-1

APPENDIX C:  AGREEMENT AND PLAN OF CONVERSION AND
TERMINATION..................................................................C-1

                    INVESCO INTERMEDIATE GOVERNMENT BOND FUND
                        (a series of INVESCO Value Trust)

                                   -----------

                           PROSPECTUS/PROXY STATEMENT

                         SPECIAL MEETING OF SHAREHOLDERS
                                  MAY 20, 1999
                                   -----------

                               VOTING INFORMATION

      This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of INVESCO Intermediate Government Bond Fund ("Intermediate Bond Fund"), a series of INVESCO Value Trust ("Value Trust"), in connection with the solicitation of proxies from Intermediate Bond Fund shareholders by the board of trustees ("Board") of Value Trust for use at a special meeting of shareholders to be held on May 20, 1999 ("Meeting"), and at any adjournment of the Meeting. This Proxy Statement will first be mailed to shareholders on or about March 23, 1999.


      A majority of Intermediate Bond Fund's shares outstanding on March 12, 1999, represented in person or by proxy, shall constitute a quorum and must be present for the transaction of business at the Meeting. If a quorum is not present at the Meeting or a quorum is present but sufficient votes to approve one or more of the proposals are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR any proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST a proposal against such adjournment. A shareholder vote may be taken on one or more of the proposals in this Proxy Statement prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.


      Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. Abstentions and broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes effectively will be a vote against adjournment or against any proposal where the required vote is a percentage of the shares present or outstanding. Abstentions and broker non-votes will not be counted, however, as votes cast for purposes of determining whether sufficient votes have been received to approve a proposal.


      The individuals named as proxies on the enclosed proxy card will vote in accordance with your directions as indicated on the proxy card, if your proxy card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If you sign, date and return the proxy card, but give no voting instructions, your shares will be voted in favor of approval of each of the proposals, and the duly appointed proxies may, in their discretion, vote upon such other matters as may come before the Meeting. The proxy card may be revoked by giving another proxy or by letter or telegram revoking the initial proxy. To be effective, revocation must be received by Value Trust prior to the Meeting and must indicate your name and account number. If you attend the Meeting in person you may, if you wish, vote by ballot at the Meeting, thereby canceling any proxy previously given.

      In order to reduce costs, the notices to a shareholder having more than one account in Intermediate Bond Fund listed under the same Social Security number at a single address have been combined. The proxy cards have been coded so that a shareholder's votes will be counted for each such account.

      As of March 12, 1999 ("Record Date"), Intermediate Bond Fund had 2,715,728.984 shares of common stock outstanding. The solicitation of proxies, the cost of which will be borne half by INVESCO Funds Group, Inc., the investment adviser and transfer agent of Intermediate Bond Fund ("INVESCO"), and half by INVESCO U.S. Government Securities Fund ("Government Securities Fund"), a series of INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.) ("Bond Funds"), and Intermediate Bond Fund (each a "Fund"), will be made primarily by mail but also may be made by telephone or oral communications by representatives of INVESCO and INVESCO Distributors, Inc. ("IDI"), the distributor of the INVESCO group of investment companies ("INVESCO Funds"), who will not receive any compensation for these activities from either Fund, or by Shareholders Communications Corporation, professional proxy solicitors, who will be paid fees and expenses of up to approximately $2,138 for soliciting services. If votes are recorded by telephone, Shareholder Communications Corporation will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded. You may also vote by mail, by facsimile or through a secure Internet site. Proxies voted by telephone, facsimile or Internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

      Except as set forth in Appendix A, INVESCO does not know of any person who owns beneficially 5% or more of the shares of either Fund. Trustees and officers of Value Trust own in the aggregate less than 1% of the shares of Intermediate Bond Fund.

      VOTE REQUIRED. Approval of Proposal 1 requires the affirmative vote of two-thirds of the outstanding voting securities of Intermediate Bond Fund. Approval of Proposal 2 requires the affirmative vote of a majority of the outstanding voting securities of Intermediate Bond Fund. Approval of Proposal 3 requires the affirmative vote of a "majority of the outstanding voting securities" of Intermediate Bond Fund, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). This means that Proposal 3 must be approved by the lesser of (1) 67% of Intermediate Bond Fund's shares present at a meeting of shareholders if the owners of more than 50% of Intermediate Bond Fund's shares then outstanding are present in person or by proxy or (2) more than 50% of Intermediate Bond Fund's outstanding shares. The affirmative vote of a majority of the outstanding voting securities of Intermediate Bond Fund present at the Meeting, in person or by proxy, and of a majority of the outstanding voting securities of the other series of Value Trust taken at concurrent meetings of those series, in the aggregate, is sufficient to approve Proposal 4. Approval of Proposal 5 requires the affirmative vote of a majority of the outstanding voting securities of Intermediate Bond Fund present at the meeting, provided a quorum is present. Each outstanding full share of Intermediate Bond Fund is entitled to one vote, and each outstanding fractional share thereof is entitled to a proportionate fractional share of one vote. If any Proposal is not approved by the requisite vote of shareholders of Intermediate Bond Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.


PART I.  THE REORGANIZATION


      PROPOSAL 1. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("REORGANIZATION PLAN") UNDER WHICH GOVERNMENT SECURITIES FUND WOULD ACQUIRE ALL OF THE ASSETS OF INTERMEDIATE BOND FUND IN EXCHANGE SOLELY FOR SHARES OF GOVERNMENT SECURITIES FUND AND THE ASSUMPTION BY GOVERNMENT SECURITIES FUND OF ALL OF INTERMEDIATE BOND FUND'S LIABILITIES, FOLLOWED BY THE DISTRIBUTION OF THOSE SHARES TO THE SHAREHOLDERS OF INTERMEDIATE BOND FUND ("REORGANIZATION")


                                    SYNOPSIS


      The following is a summary of certain information contained elsewhere in this Proxy Statement, the Prospectus and Statement of Additional Information of Government Securities Fund (which are incorporated herein by reference), the Prospectus and Statement of Additional Information of Intermediate Bond Fund (which are incorporated herein by reference), and the Reorganization Plan (which is attached as Appendix B to this Proxy Statement). As discussed more fully below, the Board believes that the Reorganization will benefit Intermediate Bond Fund's shareholders. Government Securities Fund has an investment objective that is similar to the investment objective of Intermediate Bond Fund and has a similar investment strategy. It is anticipated that, following the Reorganization, the total operating expenses for the combined Fund, before taking into account voluntary fee waivers and expense reimbursements, will be less than those of Intermediate Bond Fund.

THE PROPOSED REORGANIZATION


      The Board considered and approved the Reorganization Plan at a meeting held on August 5, 1998. The Reorganization Plan provides for the acquisition of all the assets of Intermediate Bond Fund by Government Securities Fund, in exchange solely for shares of common stock of Government Securities Fund and the assumption by Government Securities Fund of all the liabilities of Intermediate Bond Fund. Intermediate Bond Fund then will distribute those shares of Government Securities Fund to its shareholders, so that each Intermediate Bond Fund shareholder will receive the number of full and fractional shares that is equal in aggregate value to the value of the shareholder's holdings in Intermediate Bond Fund as of the day the Reorganization is completed. Intermediate Bond Fund will be terminated as soon as practicable thereafter.

      The Reorganization will occur as of the close of business on June 4, 1999, or at a later date when the Reorganization is approved and all contingencies have been met ("Closing Date").

      For the reasons set forth below under "The Proposed Transaction - Reasons for the Reorganization," the Board, including its trustees who are not "interested persons," as that term is defined in the 1940 Act, of Value Trust, Bond Funds, INVESCO, or INVESCO Capital Management ("ICM") ("Independent Trustees"), has determined that the Reorganization is in the best interests of Intermediate Bond Fund, that the terms of the Reorganization are fair and reasonable and that the interests of Intermediate Bond Fund's shareholders will not be diluted as a result of the Reorganization. Accordingly, the Board recommends approval of the transaction. In addition, the board of directors of Bond Funds, including its directors who are not "interested persons," as that term is defined in the 1940 Act, of Bond Funds, Value Trust, INVESCO, or ICM ("Independent Directors"), has determined that the Reorganization is in the best interests of Government Securities Fund, that the terms of the Reorganization are fair and reasonable and that the interests of Government Securities Fund's shareholders will not be diluted as a result of the Reorganization.


COMPARATIVE FEE TABLE


      As shown in the tables below, a shareholder pays no fees to purchase Fund shares, to exchange to another INVESCO Fund, or to sell shares. The only Fund costs a shareholder pays are annual Fund operating expenses that are deducted from Fund assets. The current fees and expenses incurred by each Fund for the 12 months ended February 28, 1998, and PRO FORMA fees for Government Securities Fund after the Reorganization are shown below.

SHAREHOLDER FEES (fees paid directly from your investment)


                             GOVERNMENT         INTERMEDIATE       COMBINED FUND
                           SECURITIES FUND       BOND FUND          (PRO FORMA)


Sales charge (load) on          None                None              None
      purchases of shares
Sales charge (load) on          None                None              None
      reinvested dividends
Redemption fee or deferred      None                None              None
      sales charge (load)


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                            GOVERNMENT         INTERMEDIATE       COMBINED FUND
                         SECURITIES FUND         BOND FUND         (PRO FORMA)

Management Fees               0.55%               0.60%              0.55%

Distribution (12b-1) Fees*    0.25%               0.25%(1)           0.25%


Other Expenses                0.61%(2), (3)       0.63%(2), (4)      0.58%
                              -----               -----              -----

Total Fund Operating Expenses 1.41%(2), (3)       1.48%(2), (4)      1.38%(5)
                              -----               -----              -----

* Because each Fund pays distribution fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(1)Effective November 1, 1997, Intermediate Bond Fund was authorized to pay a distribution (12b-1) fee of up to one quarter of one percent of new assets (new sales of shares, exchanges into the Fund and reinvestments of dividends and other distributions made on or after November 1, 1997). For the period March 1, 1998 through February 28, 1999, actual distribution (12b-1) fees were 0.20% of average net assets. Currently, Intermediate Bond Fund's distribution (12b-1) fee is 0.25% of average net assets.
(2)Each Fund's actual Other Expenses and Total Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements. Because of an SEC requirement, the figures shown above do not reflect these reductions.
(3)Certain expenses of Government Securities Fund are being voluntarily absorbed by INVESCO to ensure that the Fund's Total Operating Expenses do not exceed 1.00% of the Fund's average net assets (excluding the expense offset arrangements described above). Accordingly, the actual Other Expenses and Total Fund Operating Expenses paid by Government Securities Fund were 0.21% and 1.01%, respectively.
(4)Certain expenses of Intermediate Bond Fund are being absorbed voluntarily by INVESCO to ensure that the Fund's annualized total operating expenses do not exceed 1.00% of the Fund's average net assets (excluding the expense offset arrangements described above). Accordingly, the Other Expenses and Total Fund Operating Expenses paid by Intermediate Bond Fund were 0.16% and 1.01%, respectively. INVESCO does not intend to continue absorbing the expenses of Intermediate Bond Fund. Thus, if the Reorganization is not approved, Intermediate Bond Fund's Other Expenses and Total Fund Operating Expenses will likely increase.

(5)INVESCO has voluntarily agreed to continue to reimburse Government Securities Fund for expenses in excess of 1.00% of the Fund's average net assets (excluding any applicable expense offset arrangements) for a period of at least one year after the Reorganization.

EXAMPLE OF EFFECT ON FUND EXPENSES

      This Example is intended to help you compare the cost of investing in Intermediate Bond Fund with the cost of investing in Government Securities Fund and the cost of investing in Government Securities Fund assuming the Reorganization has been completed.

      The Example assumes that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                       ONE YEAR       THREE YEARS      FIVE YEARS    TEN YEARS


Government
Securities Fund          $145            $449             $776         $1,700

Intermediate Bond
Fund                     $152            $471             $813         $1,778

Combined Fund            $141            $440             $760         $1,666

FORM OF ORGANIZATION

      Government Securities Fund is one of four series of Bond Funds, an open-end, diversified investment management company. Bond Funds was incorporated as "INVESCO Income Funds, Inc." on August 20, 1976 under the laws of Colorado and was reorganized as a Maryland corporation on April 2, 1993. The name of Bond Funds was changed from "INVESCO Income Funds, Inc." to "INVESCO Bond Funds, Inc." on October 29, 1998. Bond Funds does not issue share certificates and it is not required to (nor does it) hold annual shareholder meetings.

      Intermediate Bond Fund is one of three series of Value Trust, an open-end, diversified investment management company. Value Trust was organized on July 15, 1987, under the laws of the Commonwealth of Massachusetts as "Financial Series Trust." On July 1, 1993, Financial Series Trust changed its name to "INVESCO Value Trust." Value Trust does not issue share certificates and it is not required to (nor does it) hold annual shareholder meetings.

INVESTMENT ADVISER


      INVESCO is the investment adviser of each Fund. In this capacity, INVESCO supervises all aspects of each Fund's operations and makes and implements all investment decisions for Government Securities Fund. ICM, Intermediate Bond Fund's investment adviser prior to 1991, is the sub-adviser of Intermediate Bond Fund and is primarily responsible for managing the Fund's investments.

      INVESCO is currently paid (1) by Intermediate Bond Fund a monthly management fee computed at the annual rate of 0.60% on the first $500 million of the Fund's average net assets, 0.50% on the next $500 million of such assets and 0.40% of such assets in excess of $1 billion; and (2) by Government Securities Fund a monthly management fee computed at the annual rate of 0.55% on the first $300 million of the Fund's average daily net assets, 0.45% on the next $200 million of such assets, and 0.35% on such assets over $500 million. For the fiscal year ended August 31, 1998, Intermediate Bond Fund paid an investment management fee of 0.60% of its average daily net assets, and Government Securities Fund paid an investment management fee of 0.55% of its average daily net assets. Following the Reorganization, the initial management fee for the combined Fund is expected to be 0.55% of average daily net assets, although this fee will decrease in accordance with the fee schedule for Government Securities Fund described above if the assets of the combined Fund increase. With respect to Intermediate Bond Fund, INVESCO (not the Fund) pays ICM a fee for its sub-advisory services in an amount equal to 30% of the advisory fee paid by the Fund to INVESCO (0.30% on the first $500 million of the Fund's average net assets, 0.26% on the next $500 million of such assets and 0.20% of such assets in excess of $1 billion).


      Following the Reorganization, INVESCO, in its capacity as investment adviser to Government Securities Fund, will have sole responsibility for managing the Funds' combined assets.

INVESTMENT OBJECTIVES AND POLICIES

      The investment objective and policies of each Fund are set forth below. The investment objectives of the Funds are similar in that each Fund seeks current income through investment in various types of debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S.
government obligations"). However, Intermediate Bond Fund seeks a high total return on investment through capital appreciation and current income, while capital appreciation is a secondary factor in the selection of investments for Government Securities Fund. In addition, both Funds invest primarily in U.S. government obligations maturing at least three years after they are issued. Although Intermediate Bond Fund invests primarily in obligations with maturities of three to five years, Government Securities Fund has no limitations on the maturities of securities in which it invests. There can be no assurance that either Fund will achieve its investment objective. An investment in either Fund is neither insured nor guaranteed by the U.S. government.

      GOVERNMENT SECURITIES FUND. Government Securities Fund seeks a high level of income by investing in U.S. government obligations and in repurchase agreements and futures contracts with respect to such securities. Potential capital appreciation is a secondary factor in the selection of investments for the Fund. The Fund seeks to achieve its objective through the investment of substantially all (and in no event less than 65%) of its assets in U.S. government obligations, including mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. As a matter of policy (which may be changed without a vote of shareholders), at least 65% of the Fund's total assets normally will be invested in debt securities maturing at least three years after they are issued. If the reorganization is approved, however, this policy will be changed. There will be no limitations on the maturities of the securities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to changes in interest rates. In addition, the Fund may purchase certain securities that are not registered for sale to the general public but that can be resold to institutional investors ("Rule 144A Securities"), if a liquid trading market exists. The Fund also may buy and sell futures contracts relating to U.S. government obligations with a market value of up to 20% of the market value of the Fund's total assets in order to hedge its investments in such securities.

      INTERMEDIATE BOND FUND. Intermediate Bond Fund seeks to achieve a high total return on investment through capital appreciation and current income. The Fund seeks to achieve this objective through the investment of 65% or more of its assets in U.S. government obligations maturing in three to five years. The remaining 35% of the Fund's assets may be invested in corporate debt obligations that are rated by Moody's Investors Service, Inc. in its four highest ratings of corporate obligations or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., in its four highest ratings of corporate obligations or, if not rated, have investment characteristics similar, in the opinion of the Fund's investment adviser or sub-adviser, to those described in such ratings. The Fund also may invest up to 25% of its total assets in foreign securities, although it currently does not intend to invest more than 5% of its total assets in such securities. The dollar weighted average maturity of the Fund's investments will normally be from three to ten years.

      OTHER POLICIES OF BOTH FUNDS. Each Fund may engage in repurchase agreements with banks, registered broker-dealers and registered government securities dealers that are deemed creditworthy under standards set by its Board. However, Government Securities Fund may not invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, while Intermediate Bond Fund limits the market value of securities subject to repurchase agreements to 20% of its total assets. Each Fund may also make loans of its portfolio securities, but these loans may not exceed 10% of Intermediate Bond Fund's total assets.(1)

      When market or economic conditions are unfavorable, each Fund may assume a defensive position by temporarily investing up to 100% of its assets in



----------------------

(1) In Proposal 3 (below), shareholders are being asked to approve certain amendments to the fundamental investment restrictions of Intermediate Bond Fund. If approved, these amendments would increase Intermediate Bond Fund's existing limits on repurchase agreements and loans of portfolio securities. However, these amendments would take effect only if Intermediate Bond Fund shareholders do NOT approve the Reorganization Plan (Proposal 1).

high-quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements, seeking to protect its assets until conditions stabilize.


OPERATIONS OF GOVERNMENT SECURITIES FUND FOLLOWING THE REORGANIZATION


      As indicated above, the investment objectives and policies of the two Funds are similar, although Intermediate Bond Fund may invest up to 35% of its total assets in securities, such as corporate bonds and foreign securities, in which Government Securities Fund may not invest. Currently, Government
Securities  Fund  normally  invests  at least  65% of its  total  assets in debt securities maturing at least three years after they are issued. If the Reorganization is approved, this policy will be changed, so that there will be no limitation on the maturities of securities held by Government Securities Fund. Based on its review of the investment portfolios of each Fund, INVESCO believes that most of the assets held by Intermediate Bond Fund will be consistent with the investment policies of Government Securities Fund and thus can be transferred to and held by Government Securities Fund if the Reorganization Plan is approved. If, however, Intermediate Bond Fund has any assets that may not be held by Government Securities Fund, those assets will be sold prior to the Reorganization. The proceeds of such sales will be held in temporary investments or reinvested in assets that qualify to be held by Government Securities Fund. The possible need for Intermediate Bond Fund to dispose of assets prior to the Reorganization could result in selling securities at a disadvantageous time and could result in Intermediate Bond Fund's realizing losses that would not otherwise have been realized. Alternatively, these sales could result in Intermediate Bond Fund's realizing gains that would not otherwise have been realized, the net proceeds of which would be included in a distribution to its shareholders prior to the Reorganization.

      As discussed above, INVESCO serves as investment adviser to both Funds, and ICM serves as sub-adviser to Intermediate Bond Fund. After the Reorganization, INVESCO, in its capacity as investment adviser to Government Securities Fund, will have sole responsibility for managing the Funds' combined assets. In addition, the directors and officers of Government Securities Fund, its distributor and other outside agents will continue to serve Government Securities Fund in their current capacities.


PURCHASES AND REDEMPTIONS


      PURCHASES. Shares of each Fund may be purchased by wire, telephone, mail or direct payroll purchase. The shares of each Fund are sold on a continuous basis at the net asset value ("NAV") per share next calculated after receipt of a purchase order in good form. The NAV per share for each Fund is computed separately and is determined once each day that the New York Stock Exchange is open ("Business Day") as of the close of regular trading on the Exchange, but may also be computed at other times. For a more complete discussion of share purchases, see "How Shares Can Be Purchased" in either the Government Securities Fund Prospectus or the Intermediate Bond Fund Prospectus.

      REDEMPTIONS. Shares of each Fund may be redeemed by telephone or by mail. Redemptions are made at the NAV per share next determined after a request in proper form is received at the Fund's office. Normally, payments for shares redeemed will be mailed within seven days following receipt of the required documents. For a more complete discussion of share redemption procedures, see "How to Redeem Shares" in either the Government Securities Fund Prospectus or the Intermediate Bond Fund Prospectus.

      Intermediate Bond Fund shares will no longer be available for purchase on the Business Day following the Closing Date. Redemptions of Intermediate Bond Fund shares may be effected through the Closing Date.


EXCHANGES


      Shares of each Fund may be exchanged for shares of another INVESCO Fund on the basis of their respective NAVs per share at the time of the exchange. After the Reorganization, shares of Government Securities Fund will continue to be exchangeable for shares of another INVESCO Fund. For a more complete discussion of the Funds' exchange policies, see "How Shares Can Be Purchased" in either the Government Securities Fund Prospectus or the Intermediate Bond Fund Prospectus.


DIVIDENDS AND OTHER DISTRIBUTIONS


      Each Fund earns investment income in the form of interest and dividends on investments. Dividends paid by each Fund are based solely on its net investment income. Each Fund's policy is to distribute substantially all of its investment income, less expenses, to shareholders. Dividends from net investment income are declared daily and paid monthly at the discretion of each Fund's Board. Dividends are automatically reinvested in additional shares of a Fund at the NAV on the on the payable date (Intermediate Bond Fund) or the ex-dividend date (Government Securities Fund) unless otherwise requested.

      Each Fund also realizes capital gains and losses when it sells securities or derivatives for more or less than it paid. If total gains on these sales exceed total losses (including losses carried forward from previous years), the Fund has capital gain net income. Net realized capital gains, if any, are distributed to each Fund's shareholders at least annually, usually in December. Capital gains distributions are automatically reinvested in shares of the respective Fund at the NAV on the payable date (Intermediate Bond Fund) or the ex-distribution date (Government Securities Fund) unless otherwise requested. Dividends and other distributions are paid to holders of shares on the record date of distribution regardless of how long a Fund's shares have been held by the shareholder.


      On or before the Closing Date, Intermediate Bond Fund will declare as a distribution substantially all of its net investment income and realized net capital gain, if any, and distribute that amount plus any previously declared but unpaid dividends, in order to continue to maintain its tax status as a regulated investment company.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION


      The Funds will receive an opinion of their counsel, Kirkpatrick & Lockhart LLP, to the effect that the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, neither Fund will recognize any gain or loss as a result of the Reorganization. See "The Proposed Transaction - Federal Income Tax Considerations," below. To the extent Intermediate Bond Fund sells securities prior to the Closing Date, there may be net recognized gains or losses to the fund. Any net recognized gains would increase the amount of any distribution made to shareholders of Intermediate Bond Fund prior to the Closing Date.


                      COMPARISON OF PRINCIPAL RISK FACTORS

      An investment in Government Securities Fund is subject to specific risks arising from the types of securities in which the Fund invests and to general risks arising from investing in any mutual fund. The principal specific risks associated with investing in Government Securities Fund include:

      U.S. GOVERNMENT OBLIGATIONS. Government Securities Fund's investments in U.S. government obligations generally are subject to both credit risk (the ability of an issuer to meet interest or principal payments, or both, as they come due) and market risk (changes in market value as a result of changes in the level of interest rates). While U.S. government obligations carry a low level of credit risk compared to other types of debt securities, they are still subject to market risk, which means that an increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. In addition, obligations of certain U.S. government agencies and instrumentalities may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, such as the obligations of Fannie Mae, by discretionary authority of the U.S. government to purchase the agencies' obligations; while still others, such as obligations of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

      MORTGAGE-BACKED SECURITIES. Government Securities Fund may invest in mortgage-backed securities issued or guaranteed as to principal and interest by the U.S. government, federal agencies or instrumentalities such as GNMA, Fannie Mae and Freddie Mac. Mortgage-backed securities represent interests in pools of mortgages that have been purchased from loan institutions such as banks and savings and loan associations, and packaged for resale in the secondary market. Interest and principal are "passed through" to the holders of the securities. The timely payment of interest and principal is guaranteed by a federal agency, but the market value of the security is not guaranteed and will vary. When interest rates drop, many home buyers choose to refinance their mortgages. These prepayments may shorten the average weighted lives of mortgage-backed securities and may lower their returns.

      RULE 144A SECURITIES. The marketability of any Rule 144A Securities owned by Government Securities Fund may be affected by a lack of qualified institutional buyers interested in purchasing such securities. Accordingly, the Fund might be unable to dispose of a Rule 144A Security promptly or at a reasonable price.


      INTEREST RATE FUTURES CONTRACTS. Government Securities Fund may buy and sell interest rate futures contracts relating to U.S. government obligations for purposes of hedging the value of its portfolio. One risk of using futures contracts for this purpose is the prospect that the prices of such contracts will correlate imperfectly with the behavior of the cash (I.E., market value) prices of the Fund's U.S. government obligations. Another risk is that INVESCO, the Fund's adviser, would be incorrect in its expectations as to the extent of various interest rate movements or of the time span within which the movements take place. Upon the occurrence of either of these events, the Fund would lose money on its futures contracts. For a more detailed discussion of the Fund's use of interest rate futures contracts, see "Investment Policies and Restrictions" in Government Securities Fund's Statement of Additional Information.

      TURNOVER RATE. Government Securities Fund's investment portfolio is actively traded. There are no fixed limitations regarding the Fund's portfolio turnover. The rate of portfolio turnover has fluctuated under constantly changing economic conditions and market circumstances. During the years ended 1998, 1997 and 1996, the Fund's portfolio turnover rates were 323%, 139% and 212%, respectively. This rate is higher than that of many other mutual funds and may result in greater brokerage commissions and acceleration of capital gains, which are taxable when distributed to shareholders.

      YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own computer systems will continue to function on and after January 1, 2000. In addition, the markets for, or value of securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 issues may adversely affect the Fund's investments.


      Because Intermediate Bond Fund's investment objective and policies are similar to those of Government Securities Fund, an investment in Intermediate Bond Fund is subject to many of the same specific risks as an investment in Government Securities Fund. In particular, Intermediate Bond Fund also is subject to the risks inherent in investing in U.S. government obligations. However, an investment in Intermediate Bond Fund also is subject to risks arising from the Fund's investment in corporate debt securities, which carry a greater credit risk than an investment in U.S. government obligations.

Intermediate Bond Fund is subject to additional risks from its investment in foreign securities, which involve certain additional risks not associated with investments in domestic companies and markets, including the risks of fluctuations in foreign currency exchange rates and of political or economic instability, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls or currency blockage. Intermediate Bond Fund's portfolio turnover rate (which is generally lower than 100%) is lower than that of Government Securities Fund. As a result, Intermediate Bond Fund may be expected to have lower brokerage fees and be less likely to experience accelerated capital gains.

      See "Investment Policies and Risks/Risk Factors" in the Prospectuses of Government Securities Fund and Intermediate Bond Fund for a more complete description of investment risks.


                            THE PROPOSED TRANSACTION

REORGANIZATION PLAN

      The terms and conditions under which the proposed transaction will be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, which is attached as Appendix A to this Proxy Statement.


      The Reorganization Plan provides for (a) the acquisition by Government Securities Fund on the Closing Date of all of the assets of Intermediate Bond Fund in exchange solely for Government Securities Fund shares and the assumption by Government Securities Fund of all of Intermediate Bond Fund's liabilities and
(b) the distribution of those Government Securities Fund shares to the shareholders of Intermediate Bond Fund.


      The assets of Intermediate Bond Fund to be acquired by Government Securities Fund include all cash, cash equivalents, securities, receivables, claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Intermediate Bond Fund's books, and all other property owned by Intermediate Bond Fund. Government Securities Fund will assume from Intermediate Bond Fund all liabilities, debts, obligations and duties of Intermediate Bond Fund of whatever kind or nature; provided, however, that Intermediate Bond Fund will use its best efforts to discharge all of its known liabilities before the Closing Date. Government Securities Fund will deliver its shares to Intermediate Bond Fund, which will distribute the shares to Intermediate Bond Fund's shareholders.


      The value of Intermediate Bond Fund's assets to be acquired by Government Securities Fund and the NAV per share of the Government Securities Fund shares to be exchanged for those assets will be determined as of the close of regular trading on the New York Stock Exchange on the Closing Date ("Valuation Time"), using the valuation procedures described in each Fund's then-current Prospectus and Statement of Additional Information. Intermediate Bond Fund's net value shall be the value of its assets to be acquired by Government Securities Fund, less the amount of Intermediate Bond Fund's liabilities, as of the Valuation Time.

      On, or as soon as practicable after, the Closing Date, Intermediate Bond Fund will distribute the Government Securities Fund shares it receives PRO RATA to its shareholders of record as of the effective time of the Reorganization, so that each Intermediate Bond Fund shareholder will receive a number of full and fractional Government Securities Fund shares equal in aggregate value to the shareholder's holdings in Intermediate Bond Fund. Intermediate Bond Fund will be terminated as soon as practicable after the share distribution. The shares will be distributed by opening accounts on the books of Government Securities Fund in the names of Intermediate Bond Fund shareholders and by transferring to those accounts the shares previously credited to the account of Intermediate Bond Fund on those books. Fractional shares in Government Securities Fund will be rounded to the third decimal place.

      Because the Government Securities Fund shares will be issued at NAV in exchange for the net assets of Intermediate Bond Fund, the aggregate value of Government Securities Fund shares issued to Intermediate Bond Fund shareholders will equal the aggregate value of Intermediate Bond Fund shares. The NAV per share of Government Securities Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.


      Any transfer taxes payable upon the issuance of Government Securities Fund shares in a name other than that of the registered Intermediate Bond Fund shareholder will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of Intermediate Bond Fund to a public authority will continue to be its responsibility until it is dissolved.


      Half of the cost of the Reorganization, including professional fees and the cost of soliciting proxies for the Meeting, consisting principally of printing and mailing expenses, together with the cost of any supplementary solicitation, will be borne by INVESCO, the investment adviser to each Fund, and half by the Funds. The Boards of Value Trust and Bond Funds each considered the fact that INVESCO will pay half of these expenses in approving the Reorganization and finding that the Reorganization is in the best interests of its Fund.

      The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan, some of which may be waived by either Fund. In addition, the Reorganization Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the Meeting that has a material adverse effect on the interests of Intermediate Bond Fund's shareholders.


REASONS FOR THE REORGANIZATION

      The  Board  of  Value  Trust,  including  a  majority  of its  Independent
Trustees, has determined that the Reorganization is in the best interests of Intermediate Bond Fund, that the terms of the Reorganization are fair and reasonable and that the interests of Intermediate Bond Fund's shareholders will not be diluted as a result of the Reorganization. The Board of Bond Funds, including a majority of its Independent Directors, has determined that the Reorganization is in the best interests of Government Securities Fund, that the terms of the Reorganization are fair and reasonable and that the interests of

Government Securities Fund's shareholders will not be diluted as a result of the Reorganization.

      In approving the Reorganization, each Board, including a majority of its Independent Directors or Trustees, considered a number of factors, including the following:

      (1) the compatibility of the Funds' investment objectives, policies and restrictions;

      (2) the effect of the Reorganization on the Funds' expected investment performance;


      (3) the effect of the Reorganization on the expense ratio of each Fund relative to its current expense ratio;


      (4) the costs to be incurred by each Fund as a result of the Reorganization;

      (5)   the tax consequences of the Reorganization;

      (6)   possible  alternatives  to  the Reorganization,   including  whether
Intermediate Bond Fund could continue to operate on a stand-alone basis or should be liquidated; and


      (7) the potential benefits of the Reorganization to INVESCO and to other persons.

      The Reorganization was recommended to the Board of each Fund by INVESCO at meetings of the Boards held on August 5, 1998. In recommending the Reorganization, INVESCO advised the Boards that the investment advisory fee schedule applicable to Government Securities Fund would be lower than that currently in effect for Intermediate Bond Fund and that it is likely INVESCO would cease to absorb expenses of Intermediate Bond Fund. The Boards considered the fact that Government Securities Fund has a better performance record and that Intermediate Bond Fund has had more difficulty in attracting assets than Government Securities Fund. The Board also considered the similarity in investment objective and portfolio composition between the two Funds. Further, the Board of Value Trust was advised by INVESCO that, because Government Securities Fund has greater net assets than Intermediate Bond Fund, combining the two Funds could reduce the expenses borne by Intermediate Bond Fund as a percentage of net assets, before taking into account voluntary fee waivers and expense reimbursements. In addition, INVESCO advised the Board that any reduction in the expense ratios of the Funds as a result of the Reorganization could benefit INVESCO by reducing any reimbursements or waivers of expenses resulting from INVESCO's obligation to limit the expenses of each fund to 1.00%. The Boards were also advised that following the Reorganization, the expense ratio for Government Securities Fund may decrease because the investment advisory fee paid by that Fund decreases as its size increases.


DESCRIPTION OF SECURITIES TO BE ISSUED

      Bond Funds is registered with the SEC as an open-end management investment company. It has an authorized capitalization of 600 million shares of common stock (par value $0.01 per share), of which 100 million shares have been allocated to Government Securities Fund. Shares of Government Securities Fund entitle their holders to one vote per full share and fractional votes for fractional shares held.

      Government Securities Fund does not hold annual meetings of shareholders. There normally will be no meetings of shareholders for the purpose of electing directors unless fewer than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. The directors will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Fund's Articles of Incorporation, or at their discretion.


      As noted above, Government Securities Fund is a series of an investment company organized as a Maryland corporation, while Intermediate Bond Fund is a series of a Massachusetts business trust. Nevertheless, the rights of the shareholders of each Fund with respect to shareholder meetings, inspection of shareholder lists, and distributions on liquidation of a Fund are substantially similar. Although shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for its obligations, Value Trust's Declaration of Trust, as amended, provides that no trustee, shareholder, officer, employee or agent of Value Trust will have personal liability for Value Trust's obligations. In addition, the Declaration of Trust states that only the property of Value Trust, and not the private property of any trustee, shareholder, officer, employee or agent of Value Trust, shall be used to satisfy any obligation of or claim against Value Trust.


TEMPORARY WAIVER OF INVESTMENT RESTRICTIONS

      Certain fundamental investment restrictions of Intermediate Bond Fund, which prohibit it from acquiring more than a stated percentage of ownership of another company, might be construed as restricting its ability to carry out the Reorganization. By approving the Reorganization Plan, Intermediate Bond Fund shareholders will be agreeing to waive, only for the purpose of the Reorganization, those fundamental investment restrictions that could prohibit or otherwise impede the transaction.

FEDERAL INCOME TAX CONSIDERATIONS


      The exchange of Intermediate Bond Fund's assets for Government Securities Fund shares and Government Securities Fund's assumption of Intermediate Bond Fund's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code. The Funds will receive an opinion of their counsel, Kirkpatrick & Lockhart LLP, substantially to the effect that--


            (1) Government Securities Fund's acquisition of Intermediate Bond Fund's assets in exchange solely for Government Securities Fund shares and Government Securities Fund's assumption of Intermediate Bond Fund's liabilities, followed by Intermediate Bond Fund's distribution of those shares PRO RATA to its shareholders constructively in exchange for their Intermediate Bond Fund shares, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

            (2) Intermediate Bond Fund will recognize no gain or loss on the transfer to Government Securities Fund of its assets in exchange solely for Government Securities Fund shares and Government Securities Fund's assumption of Intermediate Bond Fund's liabilities or on the subsequent distribution of those shares to Intermediate Bond Fund's shareholders in constructive exchange for their Intermediate Bond Fund shares;

            (3) Government Securities Fund will recognize no gain or loss on its receipt of the transferred assets in exchange solely for Government Securities Fund shares and its assumption of Intermediate Bond Fund's liabilities;

            (4) Government Securities Fund's basis for the transferred assets will be the same as the basis thereof in Intermediate Bond Fund's hands immediately before the Reorganization, and Government Securities Fund's holding period for those assets will include Intermediate Bond Fund's holding period therefor;

            (5) An Intermediate Bond Fund shareholder will recognize no gain or loss on the constructive exchange of all its Intermediate Bond Fund shares solely for Government Securities Fund shares pursuant to the Reorganization; and

            (6) An Intermediate Bond Fund shareholder's aggregate basis for the Government Securities Fund shares to be received by it in the
      Reorganization will be the same as the aggregate basis for its Intermediate Bond Fund shares to be constructively surrendered in exchange for those Government Securities Fund shares, and its holding period for those Government Securities Fund shares will include its holding period for those Intermediate Bond Fund shares, provided they are held as capital assets by the shareholder on the Closing Date.

      The tax opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.


      Shareholders of Intermediate Bond Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers about state and local tax consequences, if any, of the Reorganization.


CAPITALIZATION

      The following table shows the capitalization of each Fund as of August 31, 1998 (audited), and on a pro forma combined basis (unaudited) as of August 31, 1998, giving effect to the Reorganization:

                                GOVERNMENT      INTERMEDIATE     COMBINED FUND
                                ----------      ------------     -------------
                                SECURITIES        BOND FUND       (PRO FORMA)
                                ----------        ---------       -----------
                                   FUND
                                   ----


Net Assets..................    $64,296,505      $35,458,355      $ 99,754,860

Net Asset Value Per Share...       $7.22           $12.57            $7.22

Shares Outstanding..........     8,900,580        2,820,230        13,811,710

      REQUIRED   VOTE.   Approval  of  the  Reorganization   Plan  requires  the
affirmative  vote  of  two-thirds  of  the  outstanding   voting  securities  of
Intermediate Bond Fund.



  THE BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" PROPOSAL 1

                           ---------------------------




PART II.  PROPOSED ORGANIZATIONAL MATTER

      PROPOSAL 1 SEEKS SHAREHOLDER APPROVAL TO REORGANIZE INTERMEDIATE BOND FUND INTO GOVERNMENT SECURITIES FUND. IF PROPOSAL 1 IS APPROVED, SHAREHOLDERS WILL RECEIVE FULL AND FRACTIONAL SHARES OF GOVERNMENT SECURITIES FUND EQUIVALENT IN AGGREGATE VALUE TO THE SHARES OF INTERMEDIATE BOND FUND THAT THEY OWNED ON THE CLOSING DATE AND PROPOSAL 2 WILL HAVE NO EFFECT. HOWEVER, WHETHER OR NOT SHAREHOLDERS VOTE TO APPROVE THE REORGANIZATION PLAN AS SET FORTH IN PROPOSAL 1, THE BOARD RECOMMENDS THAT SHAREHOLDERS APPROVE PROPOSAL 2, SET FORTH BELOW. THIS PROPOSAL IS INTENDED TO RATIONALIZE THE OPERATIONS OF INTERMEDIATE BOND FUND BY RESTRUCTURING THAT FUND AS A SERIES OF BOND FUNDS RATHER THAN A SERIES OF VALUE TRUST.


      PROPOSAL 2. TO APPROVE AN AGREEMENT AND PLAN OF CONVERSION AND TERMINATION ("CONVERSION PLAN") PROVIDING FOR THE CONVERSION OF INTERMEDIATE BOND FUND FROM A SEPARATE SERIES OF VALUE TRUST TO A SEPARATE SERIES OF BOND FUNDS ("CONVERSION")


      Intermediate Bond Fund is presently organized as one of three series of Value Trust. Value Trust's Board, including a majority of its Independent Trustees, has approved the Conversion Plan attached to this Proxy Statement as Appendix C. The Conversion Plan provides for the conversion of Intermediate Bond Fund from a separate series of Value Trust, a Massachusetts business trust, to a newly established separate series (the "New Series") of Bond Funds, a Maryland corporation. THE PROPOSED CHANGE WILL HAVE NO MATERIAL EFFECT ON THE SHAREHOLDERS, OFFICERS, OPERATIONS, OR MANAGEMENT OF INTERMEDIATE BOND FUND.

      The New Series, which has not yet commenced business operations and was established for the purpose of effecting the Conversion, will carry on the business of Intermediate Bond Fund following the Conversion and will have investment objectives, policies, and limitations identical to those of Intermediate Bond Fund. The investment objectives, policies, and limitations of Intermediate Bond Fund will not change except as approved by shareholders and as described in Proposal 3 of this Proxy Statement. The rights of shareholders of Intermediate Bond Fund under state law and its governing documents are expected to remain substantially unchanged after the Conversion. Shareholder voting rights under both Value Trust and Bond Funds are currently based on the number of shares owned. The same individuals serve as trustees of Value Trust and directors of Bond Funds.

      INVESCO, Intermediate Bond Fund's investment adviser, will be responsible for providing the New Series with various administrative services and supervising the New Series' daily business affairs, subject to the supervision of Bond Funds' Board, under a management contract substantially identical to the contract in effect between INVESCO and Intermediate Bond Fund immediately prior to the Closing Date. ICM, Intermediate Bond Fund's sub-adviser, will have primary responsibility for providing investment advice and research services to the New Series under a Sub-Advisory Agreement substantially identical to the agreement in effect between ICM and INVESCO immediately prior to the Closing Date. Intermediate Bond Fund's distribution agent, IDI, will distribute shares of the New Series under a General Distribution Agreement substantially identical to the contract in effect between IDI and Intermediate Bond Fund immediately prior to the Closing Date.

REASON FOR THE PROPOSED CONVERSION

      Value Trust's Board unanimously recommends conversion of Intermediate Bond Fund to a separate series of Bond Funds (i.e., the New Series). The proposed conversion is part of an overall plan that involves the conversion of other INVESCO Funds as well. The goal of the conversions is to combine similar types of Funds into a single corporate entity. Ultimately, if all of the conversions are approved, the INVESCO Funds will be organized into a group of core companies, with one core company for each major fund type for example, all INVESCO Funds that invest internationally will be series of one core company, all INVESCO Funds that invest solely in debt securities will be a series of one core company, and all INVESCO Funds that invest in equity securities of domestic issuers will be series of one core company. Moving Intermediate Bond Fund from Value Trust to Bond Funds will also consolidate and streamline the production and mailing of certain financial reports and legal documents, reducing expense to Intermediate Bond Fund. Ultimately, it is expected that all INVESCO Funds that invest solely in debt securities will become series of Bond Funds. THE PROPOSED CHANGE WILL HAVE NO MATERIAL EFFECT ON THE SHAREHOLDERS, OFFICERS, OPERATIONS, OR MANAGEMENT OF INTERMEDIATE BOND FUND.

      The proposal to present the Conversion Plan to shareholders was approved by the Board of Value Trust, including all of its Independent Trustees, on February 3, 1999. The Board recommends that Intermediate Bond Fund shareholders vote FOR the approval of the Conversion Plan. Such a vote encompasses approval of both: (i) the conversion of Intermediate Bond Fund to a separate series of Bond Funds; and (ii) a temporary waiver of certain investment limitations of Intermediate Bond Fund to permit the Conversion (see "Temporary Waiver of Investment Restrictions," below). If shareholders of Intermediate Bond Fund do not approve the Reorganization Plan set forth in Proposal 1, which provides for combining Intermediate Bond Fund with Government Securities Fund, and do not approve the alternative Conversion Plan set forth herein, the Intermediate Bond Fund will continue to operate as a series of Value Trust.

SUMMARY OF THE CONVERSION PLAN

      The following discussion summarizes the important terms of the Conversion Plan. This summary is qualified in its entirety by reference to the Conversion Plan itself, which is attached as Appendix C to this Proxy Statement.

      If this Proposal is approved by shareholders, then on the Closing Date, Intermediate Bond Fund will transfer all of its assets to the New Series in exchange solely for shares of the New Series ("New Series Shares") equal to the number of Intermediate Bond Fund shares outstanding on the Closing Date ("Fund Shares") and the assumption by the New Series of all of the liabilities of Intermediate Bond Fund. Immediately thereafter, Intermediate Bond Fund will constructively distribute to each Intermediate Bond Fund shareholder one New Series Share for each Fund Share held by the shareholder on the Closing Date, in liquidation of such Fund Shares. As soon as is practicable after this distribution of New Series Shares, Intermediate Bond Fund will be terminated as a series of Value Trust and will be wound up and liquidated. UPON COMPLETION OF THE CONVERSION, EACH INTERMEDIATE BOND FUND SHAREHOLDER WILL OWN FULL AND
FRACTIONAL NEW SERIES SHARES EQUAL IN NUMBER AND AGGREGATE NAV TO HIS OR HER FUND SHARES.

      The Conversion Plan obligates Bond Funds, on behalf of the New Series, to enter into: (i) a Management Contract with INVESCO with respect to the New Series (the "New Management Contract"); (ii) a Sub-Advisory Agreement between INVESCO and ICM with respect to the New Series (the "New Sub-Advisory Agreement"); and (iii) a Distribution and Service Plan under Rule 12b-1 (the "New 12b-1 Plan") with respect to the New Series (collectively, the "New Agreements"). Approval of the Conversion Plan will authorize Value Trust (which will be issued a single share of the New Series on a temporary basis) to approve the New Agreements as sole initial shareholder of the New Series. Each New Agreement will be identical to the corresponding contract, agreement, or plan in effect with respect to Intermediate Bond Fund immediately prior to the Closing Date.

      The New Agreements will take effect on the Closing Date, and each will continue in effect until May 15, 2000. Thereafter, the New Management Contract and New Sub-Advisory Agreement will continue in effect only if their respective continuances are approved at least annually: (i) by the vote of a majority of Bond Funds' Independent Directors cast in person at a meeting called for the purpose of voting on such approval; and (ii) by the vote of a majority of Bond Funds' directors or a majority of the outstanding voting shares of the New Series. The New 12b-1 Plan will continue in effect only if approved annually by a vote of Bond Funds' Independent Directors, cast in person at a meeting called for that purpose. The New Management Contract and New Sub-Advisory Agreement will be terminable without penalty on sixty days' written notice either by Bond Funds, INVESCO, or ICM, as the case may be, and each will terminate automatically in the event of its assignment. The New 12b-1 Plan will be terminable at any time without penalty by a vote of a majority of Bond Funds'

Independent Directors or a majority of the outstanding voting shares of the New Series.

      The Bond Funds' Board will hold office  without limit in time except that:
(i) any Director may resign; and (ii) any Director may be removed at any special meeting of Bond Funds' shareholders at which a quorum is present by the affirmative vote of a majority of the outstanding voting shares of Bond Funds. In case a vacancy shall for any reason exist, a majority of the remaining
Directors, though less than a quorum, will vote to fill such vacancy by appointing another Director, so long as, immediately after such appointment, at least two-thirds of the Directors have been elected by shareholders. If, at any time, less than a majority of the Directors holding office have been elected by shareholders, the Directors then in office will promptly call a shareholders' meeting for the purpose of electing Directors. Otherwise, there need normally be no meetings of shareholders for the purpose of electing Directors.

      Assuming the Conversion Plan is approved and the Reorganization Plan set forth in Proposal 1 is not approved, it is currently contemplated that the Conversion will become effective on the Closing Date. However, the Conversion may become effective at such other date as to which Value Trust and Bond Funds may agree in writing.

      The obligations of Value Trust and Bond Funds under the Conversion Plan are subject to various conditions as stated therein. Notwithstanding the approval of the Conversion Plan by Intermediate Bond Fund shareholders, it may be terminated or amended at any time prior to the Conversion by action of either Board to provide against unforeseen events, if: (i) there is a material breach by the other party of any representation, warranty, or agreement contained in the Conversion Plan to be performed at or prior to the Closing Date; or (ii) it reasonably appears that a party will not or cannot meet a condition of the Conversion Plan. Either Value Trust or Bond Funds may at any time waive compliance with any of the covenants and conditions contained in, or may amend, the Conversion Plan, provided that the waiver or amendment does not materially adversely affect the interests of Intermediate Bond Fund shareholders.

CONTINUATION OF FUND SHAREHOLDER ACCOUNTS

      Bond Funds' transfer agent will establish accounts for the New Series shareholders containing the appropriate number of New Series Shares to be received by each holder of Fund Shares under the Conversion Plan. Such accounts will be identical in all material respects to the accounts currently maintained by Value Trust's transfer agent for Intermediate Bond Fund's shareholders.

EXPENSES

      Half of the cost of the Conversion will be borne by INVESCO, Intermediate Bond Fund's investment adviser, and the remaining half by Intermediate Bond Fund and the New Series.

TEMPORARY WAIVER OF INVESTMENT RESTRICTIONS

      Certain fundamental investment restrictions of Intermediate Bond Fund, which prohibit it from acquiring more than a stated percentage of ownership of another company, might be construed as restricting its ability to carry out the Conversion. By approving the Conversion Plan, Intermediate Bond Fund shareholders will be agreeing to waive, only for the purpose of the Conversion, those fundamental investment restrictions that could prohibit or otherwise impede the transaction.

FORM OF ORGANIZATION

      Intermediate Bond Fund is one of three series of Value Trust, an open-end, diversified investment management company. Value Trust was organized on July 15, 1987, under the laws of the Commonwealth of Massachusetts as "Financial Series Trust." On July 1, 1993, Financial Series Trust changed its name to "INVESCO Value Trust." Value Trust does not issue share certificates and is not required to (nor does it) hold annual shareholder meetings.

      New Series will be a series of Bond Funds, an open-end, diversified investment management company. Bond Funds was incorporated as "INVESCO Income Funds, Inc." on August 20, 1976 under the laws of the State of Colorado and was reorganized as a Maryland corporation on April 2, 1993. The name of Bond Funds was changed from "INVESCO Income Funds, Inc." to "INVESCO Bond Funds, Inc." on October 29, 1998. Bond Funds has authorized capital of six hundred million shares of common stock, par value $0.01 per share, of which one hundred million authorized and unissued shares of common stock have been allocated to the New Series. Bond Funds does not issue share certificates and is not required to (nor
does  it)  hold  annual   shareholder   meetings.

RIGHTS  AND  OBLIGATIONS  OF SHAREHOLDERS

      As noted above, New Series will be a series of an investment company organized as a Maryland corporation, while Intermediate Bond Fund is organized as a series of a Massachusetts business trust. Nevertheless, the rights of the shareholders of Intermediate Bond Fund, including rights with respect to shareholder meetings, inspection of shareholder lists, and distributions on liquidation of the Fund, are substantially similar to the rights of shareholders of a Maryland corporation. Although shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for its obligations, Value Trust's Declaration of Trust, as amended, provides that no trustee, shareholder, officer, employee or agent of Value Trust will have personal liability for Value Trust's obligations. In addition, the Declaration of Trust states that only the property of Value Trust, and not the private property of any trustee, shareholder, officer, employee or agent of Value Trust, shall be used to satisfy any obligation of or claim against Value Trust.

TAX CONSEQUENCES OF THE CONVERSION

      Both Value Trust and Bond Funds will receive an opinion from their counsel, Kirkpatrick & Lockhart LLP, that the Conversion will constitute a tax-free reorganization within the meaning of section 368(a)(1)(F) of the Code. Accordingly, Intermediate Bond Fund, the New Series, and Intermediate Bond Fund's shareholders will recognize no gain or loss for federal income tax purposes upon: (i) the transfer of Intermediate Bond Fund's assets in exchange solely for New Series Shares and the assumption by the New Series of Intermediate Bond Fund's liabilities; or (ii) the distribution of the New Series Shares to Intermediate Bond Fund's shareholders in liquidation of their Fund Shares. The opinion will further provide, among other things, that: (a) an Intermediate Bond Fund shareholder's aggregate basis for federal income tax purposes of the New Series Shares to be received by the shareholder in the Conversion will be the same as the aggregate basis of his or her Fund Shares to be constructively surrendered in exchange for those New Series Shares; and (b) an Intermediate Bond Fund shareholder's holding period for his or her New Series Shares will include the shareholder's holding period for his or her Fund Shares, provided that those Fund Shares were held as capital assets at the time of the Conversion.

CONCLUSION

      Value Trust's Board has concluded that the proposed Conversion Plan is in the best interests of Intermediate Bond Fund's shareholders, provided the Reorganization Plan set forth in Proposal 1 is not approved. A vote in favor of the Conversion Plan encompasses: (i) approval of the conversion of Intermediate Bond Fund to the New Series; (ii) approval of the temporary waiver of certain investment limitations of Intermediate Bond Fund to permit the Conversion (see "Temporary Waiver of Investment Restrictions," above); and (iii) authorization of Value Trust, as sole initial shareholder of the New Series, to approve: (a) a Management Contract with respect to the New Series between Bond Funds and INVESCO; (b) a Sub-Advisory Agreement with respect to the New Series between INVESCO and ICM; and (c) a Distribution and Service Plan under Rule 12b-1 with respect to the New Series. Each of these New Agreements will be identical to the corresponding contract, agreement, or plan in effect with Intermediate Bond Fund immediately prior to the Closing Date. If approved, the Conversion Plan will take effect on the Closing Date. If neither the Conversion Plan nor the Reorganization of Intermediate Bond Fund under Proposal 1 is approved, Intermediate Bond Fund will continue to operate as a series of Value Trust; otherwise, Intermediate Bond Fund will be reorganized or converted consistent with shareholder approval.

      REQUIRED VOTE. Approval of the Conversion Plan requires the affirmative vote of a majority of the outstanding voting securities of Intermediate Bond Fund.

               THE BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS
                              VOTE "FOR" PROPOSAL 2

                           ---------------------------

PART III. PROPOSED MODIFICATIONS TO FUNDAMENTAL INVESTMENT RESTRICTIONS AND ROUTINE CORPORATE GOVERNANCE MATTERS

      THESE  PROPOSALS  MAKE  CERTAIN  ROUTINE  CHANGES  TO  MODERNIZE  SOME  OF
INTERMEDIATE BOND FUND'S FUNDAMENTAL INVESTMENT RESTRICTIONS AND SEEK SHAREHOLDER APPROVAL OF CERTAIN ROUTINE CORPORATE GOVERNANCE MATTERS. IF THE REORGANIZATION DESCRIBED IN PROPOSAL 1 IS APPROVED BY SHAREHOLDERS AT THE MEETING, THE PROPOSED FUNDAMENTAL RESTRICTION CHANGES WILL NOT BE IMPLEMENTED, BECAUSE INTERMEDIATE BOND FUND SHAREHOLDERS WILL BECOME SHAREHOLDERS OF GOVERNMENT SECURITIES FUND. WHETHER OR NOT SHAREHOLDERS VOTE TO APPROVE THE REORGANIZATION DESCRIBED IN PROPOSAL 1, THE BOARD RECOMMENDS THAT SHAREHOLDERS APPROVE THE PROPOSALS SET FORTH BELOW.

      PROPOSAL 3. TO APPROVE AMENDMENTS TO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF INTERMEDIATE BOND FUND

      As required by the 1940 Act, Intermediate Bond Fund has adopted certain fundamental investment restrictions ("fundamental restrictions"), which are set forth in the Fund's Statement of Additional Information. These fundamental restrictions may be changed only with shareholder approval. Restrictions that the Fund has not specifically designated as fundamental are considered to be "non-fundamental" and may be changed by the Board of Value Trust without shareholder approval.


      Some of Intermediate Bond Fund's fundamental restrictions reflect past regulatory, business or industry conditions, practices or requirements that are no longer in effect. Also, as other INVESCO Funds have been created over the years, these Funds have adopted substantially similar fundamental restrictions that often have been phrased in slightly different ways, resulting in minor but unintended differences in effect or potentially giving rise to unintended differences in interpretation. Accordingly, the Board of Value Trust has approved revisions to Intermediate Bond Fund's fundamental restrictions in order to simplify, modernize and make the Fund's fundamental restrictions more uniform with those of the other INVESCO Funds.


      The Board believes that eliminating the disparities among the INVESCO Funds' fundamental restrictions will enhance management's ability to manage the Fund's assets efficiently and effectively in changing regulatory and investment environments and permit the Board to review and monitor investment policies more easily. In addition, standardizing the fundamental restrictions of the INVESCO Funds will assist the INVESCO Funds in making required regulatory filings in a more efficient and cost-effective way. Although the proposed changes in fundamental restrictions will allow Intermediate Bond Fund greater investment flexibility to respond to future investment opportunities, the Board does not anticipate that the changes, individually or in the aggregate, will result at this time in a material change in the level of investment risk associated with an investment in the Fund.

      The text and a summary description of each proposed change to Intermediate Bond Fund's fundamental restrictions are set forth below, together with the text of each current corresponding fundamental restriction. The text below also describes any non-fundamental restrictions that would be adopted by the Board in conjunction with the revision of certain fundamental restrictions. Any non-fundamental restriction may be modified or eliminated by the Board at any future date without further shareholder approval.

      If approved by Intermediate Bond Fund shareholders at the Meeting, the proposed changes in Intermediate Bond Fund's fundamental restrictions will be adopted by the Fund only if the Reorganization is NOT approved by Intermediate Bond Fund shareholders. In that event, Intermediate Bond Fund's Statement of Additional Information will be revised to reflect those changes as soon as practicable following the Meeting. If the Reorganization is approved, the proposed changes in the Fund's fundamental restrictions will not be implemented. Instead, as described in Proposal 1, Intermediate Bond Fund shareholders will become shareholders of Government Securities Fund, whose shareholders are being asked to approve substantially similar changes in Government Securities Fund's fundamental restrictions, and Intermediate Bond Fund will be terminated.

A.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON INDUSTRY CONCENTRATION

      Intermediate Bond Fund's current fundamental restriction on industry concentration states:

      Other than an investment by the Fund in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, the Fund may not invest in the securities of issuers conducting their principal business activities in the same industry (investments in obligations issued by a foreign government, including the agencies or instrumentalities of a foreign government, are considered to be investments in a single industry), if immediately after such investment the value of [the] Fund's investments in such industry would exceed 25% of the value of the Fund's total assets.

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

      The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

      If the proposed revision is approved, the Board would also adopt the following non-fundamental policy:

      With respect to fundamental restriction (_), investments in obligations issued by a foreign government, including the agencies or instrumentalities of a foreign government, are considered to be investments in a single industry.


      The primary purpose of the modification is to eliminate minor differences in the wording of the INVESCO Funds' current restrictions on concentration for greater uniformity and to avoid unintended limitations. It is not expected that this revision will lead to any changes in the Fund's practices with respect to investment concentration.


B.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON ISSUER DIVERSIFICATION


      Intermediate Bond Fund's current fundamental restriction concerning issuer diversification states:

      With respect to the total assets of the Intermediate Bond Fund, the Fund may not purchase the securities of any one issuer (except cash items and "government issuers" as defined under the 1940 Act), if the purchase would cause the Fund to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer.

      The Board recommends that this restriction be replaced with the following fundamental restriction:

      The Fund may not, with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      The proposed fundamental restriction concerning diversification is the limitation imposed by the 1940 Act for diversified investment companies. The amended fundamental restriction would allow the Fund, with respect to 25% of its total assets, to invest more than 5% of its assets in the securities of one or more issuers and to hold more than 10% of the voting securities of an issuer. The Fund will continue to be required to invest 75% of its total assets so that no more than 5% of total assets are invested in any one issuer, and so that the Fund will not own more than 10% of the voting securities of an issuer.


      The amended restriction would give the Fund greater investment flexibility by permitting it to acquire larger positions in the securities of a particular issuer, consistent with its investment objective and strategies. This increased flexibility could provide opportunities to enhance the Fund's performance. Investing a larger percentage of the Fund's assets in a single issuer's securities, however, increases the Fund's exposure to credit and other risks associated with that issuer's financial condition and operations, including the risk of default on debt securities.

      The amended fundamental restriction also would permit the Fund to invest without limit in the securities of other investment companies. The Fund has no current intention of doing so, and, as noted below, the 1940 Act imposes restrictions on the extent to which a fund may invest in the securities of other investment companies. The revision would, however, give the Fund flexibility to invest in other investment companies in the event legal and other regulatory requirements change.


C.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON UNDERWRITING

      Intermediate Bond Fund's current fundamental restriction on underwriting is as follows:

      The Fund may not underwrite securities of other issuers, except insofar as it may technically be deemed an "underwriter" under the Securities Act of 1933, as amended, in connection with the disposition of the Fund's portfolio securities.

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

      The Fund may not underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the disposition of the Fund's portfolio securities.


      The purpose of the proposal is to eliminate minor differences in the wording of the Fund's current fundamental restriction on underwriting for greater uniformity with the fundamental restrictions of the other INVESCO Funds.

D. ELIMINATION OF FUNDAMENTAL RESTRICTION ON INVESTING IN COMPANIES FOR THE PURPOSE OF EXERCISING CONTROL OR MANAGEMENT

      Intermediate Bond Fund's current fundamental restriction on investing in companies for the purpose of exercising control or management states:

      The Fund may not invest in companies for the purpose of exercising control or management.


      The Board recommends that shareholders vote to eliminate this restriction. There is no legal requirement that a fund have an affirmative policy on investment for the purpose of exercising control or management if it does NOT intend to make investments for that purpose. The Fund has no intention of investing in any company for the purpose of exercising control or management. By eliminating this restriction, the Board may, however, be able to authorize such a strategy in the future if it concludes that doing so would be in the best interest of the Fund and its shareholders.

E. MODIFICATION OF FUNDAMENTAL RESTRICTION ON BORROWING AND ADOPTION OF NON-FUNDAMENTAL RESTRICTION ON BORROWING

      Intermediate Bond Fund's current fundamental restriction on borrowing states:


      The Fund may not issue any class of senior securities or borrow money, except borrowings from banks for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of the Fund's total assets at the time the borrowing is made.


      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:


      The Fund may not borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

      Currently, the Fund's fundamental restriction on borrowing is more limiting than required by the 1940 Act. The proposal eliminates the fundamental nature of the restrictions on the purposes for which the Fund may borrow money. The proposed revision also separates the restriction on the issuance of senior securities from the Fund's restriction on borrowing (see below).

      If the proposal is approved, the Board will adopt a non-fundamental restriction as follows:

      The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (_)).

      The non-fundamental restriction reflects the Fund's current policy that borrowing by the Fund may only be done for temporary or emergency purposes. In addition to borrowing from banks, as permitted in the Fund's current policy, the non-fundamental restriction permits the Fund to borrow from open-end funds managed by INVESCO or an affiliate or successor thereof. The Fund would not be able to do so, however, unless it obtains permission for such borrowings from the SEC. The non-fundamental restriction also clarifies that reverse repurchase agreements will be treated as borrowings. The Board believes that this approach, making the Fund's fundamental restriction on borrowing no more limiting than is required under the 1940 Act, while incorporating more strict limits on borrowing in the Fund's non-fundamental restriction, will maximize the Fund's flexibility for future contingencies.

F.    MODIFICATION  OF  FUNDAMENTAL   RESTRICTION  ON  THE  ISSUANCE  OF  SENIOR
      SECURITIES


      Currently, Intermediate Bond Fund's fundamental restriction on the issuance of senior securities is combined with its restriction on borrowing (see above). To conform the Fund's restriction on the issuance of senior securities (I.E., obligations that have a priority over the Fund's shares with respect to the distribution of fund assets or the payment of dividends) with those of the other INVESCO Funds, the Board recommends that shareholders vote to adopt the following separate fundamental restriction:


      The Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

      The Board believes that the adoption of the proposed fundamental restriction, which does not specify the manner in which senior securities may be issued and is no more limiting than is required under the 1940 Act, would maximize the Fund's borrowing flexibility for future contingencies and would conform to the fundamental restrictions of the other INVESCO Funds on the issuance of senior securities.

G.    ELIMINATION  OF  FUNDAMENTAL   RESTRICTION  ON  MORTGAGING,   PLEDGING  OR
      HYPOTHECATING SECURITIES

      Intermediate Bond Fund currently has the following fundamental restriction on mortgaging, pledging or hypothecating securities:

      The Fund may not mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held except to an extent not greater than 5% of the value of the Fund's total assets.

      This restriction is derived from a state "blue sky" requirement, which has been preempted by recent amendments of the federal securities laws. Accordingly, the Board recommends that shareholders vote to eliminate this restriction.


H. ELIMINATION OF FUNDAMENTAL RESTRICTION ON SHORT SALES AND MARGIN PURCHASES AND ADOPTION OF NON-FUNDAMENTAL RESTRICTION ON SHORT SALES AND MARGIN PURCHASES


      The Intermediate Bond Fund currently has a fundamental restriction on short sales stating that:

      The Fund may not sell short.


In addition, the Fund has a fundamental restriction on margin transactions that states:

      The Fund may not buy on margin.

      The Board recommends that shareholders vote to eliminate these fundamental restrictions. If the proposal is approved, the Board will adopt the following non-fundamental restriction:

      The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

      The proposed changes clarify the wording of the restriction and expand the restriction that generally prohibits the Fund from selling securities short or buying on margin. Margin purchases involve the purchase of securities with money borrowed from a broker. "Margin" is the cash or eligible securities that the borrower places with a broker as collateral against the loan. In a short sale, an investor sells a borrowed security and has a corresponding obligation to the lender to return the identical security. In a "short sale against the box" transaction, a Fund engages in a short sale of a security that it already owns or has the right to own. The Fund's current restrictions prohibit the Fund from purchasing securities on margin or selling short, but do not clearly provide for an exception for transactions requiring margin payments and short positions such as the sale and purchase of futures contracts and options on futures contracts. With these exceptions, mutual funds are prohibited from entering into most types of margin purchases and short sales by applicable SEC policies.

      The Board believes that elimination of the fundamental restrictions and adoption of the non-fundamental restriction will provide the Fund with greater investment flexibility.


I.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON REAL ESTATE INVESTMENT

      Intermediate Bond Fund's current fundamental restriction on real estate investment is as follows:

      The Fund may not purchase or sell real estate or interests in real estate. The Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

      The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).


      The primary purpose of the proposal is to eliminate minor differences in the wording of the Fund's fundamental restriction in order to conform it to that of the other INVESCO Funds. Adoption of the proposed fundamental restriction is not expected to affect the securities in which the Fund invests.


J.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON INVESTING IN COMMODITIES

      Intermediate Bond Fund's current fundamental restriction on the purchase of commodities is as follows:

      The Fund may not buy or sell commodities contracts. The Fund may enter into interest rate futures contracts if immediately after such a commitment the sum of the then aggregate futures market prices of financial instruments required to be delivered under open futures contract sales and the aggregate purchase prices under futures contract purchases would not exceed 30% of the Fund's total assets.

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

      The Fund may not purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

      The proposed changes to this investment restriction are intended to conform the restriction to those of the other INVESCO Funds and to ensure that Intermediate Bond Fund will have the maximum flexibility to enter into hedging or other transactions utilizing financial contracts and derivative products when doing so is permitted by operating policies established for the Fund by the Board. Due to the rapid and continuing development of derivative products and the possibility of changes in the definition of "commodities," particularly in the context of the jurisdiction of the Commodities Futures Trading Commission, it is important for the Fund's policy to be flexible enough to allow it to enter into hedging and other transactions using these products when doing so is deemed appropriate by INVESCO and is within the investment parameters established by the Board. To maximize that flexibility, the Board recommends that the Fund's fundamental restriction on commodities investments be clear in permitting the use of derivative products, even if the current non-fundamental investment policies of the Fund would not permit investment in one or more of the permitted transactions.

K.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON LOANS

      Intermediate Bond Fund's current fundamental restriction on loans is as follows:

      The Fund may not make loans to other persons, provided that the Fund may purchase debt obligations consistent with its investment objectives and policies and the Fund may lend limited amounts (not to exceed 10% of its total assets) of its portfolio securities to broker-dealers or other institutional investors.

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:


      The Fund may not lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements.

      The primary purpose of the proposal is to expand the Fund's lending limitation from 10% to 33 1/3% of its assets and conform the Fund's fundamental restriction on loans to those of the other INVESCO Funds for greater uniformity. The Fund's current investment restriction is considerably more limiting than provisions in the 1940 Act governing lending. The proposed changes to this investment restriction would maximize the Fund's lending flexibility for future contingencies.

L. MODIFICATION OF FUNDAMENTAL RESTRICTION ON INVESTING IN ANOTHER INVESTMENT COMPANY AND ADOPTION OF A NON-FUNDAMENTAL INVESTMENT RESTRICTION REGARDING INVESTMENT IN SECURITIES ISSUED BY OTHER INVESTMENT COMPANIES

      Intermediate  Bond  Fund's  current  fundamental   restriction   regarding
investments in other investment companies is as follows:

      The Fund may not purchase securities of other investment companies except (i) in connection with a merger, consolidation, acquisition or reorganization, or (ii) by purchase in the open market of securities of other investment companies involving only customary brokers' commissions and only if immediately thereafter (i) no more than 3% of the voting securities of any one investment company are owned by the Fund, (ii) no more than 5% of the value of the total assets of the Fund would be invested in any one investment company, and (iii) no more than 10% of the value of the total assets of the Fund would be invested in the securities of such investment companies. Value Trust may invest from time to time a portion of the Fund's cash in investment companies to which INVESCO serves as investment adviser; provided that no management or distribution fee will be charged by INVESCO with respect to any such assets so invested and provided further that at no time will more than 3% of the Fund's assets be so invested. Should the Fund purchase securities of other investment companies, shareholders may incur additional management and distribution fees.

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

      The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.


      The proposed revision to Intermediate Bond Fund's current fundamental restriction would ensure that the INVESCO Funds have uniform policies permitting each Fund to adopt a "master/feeder" structure whereby one or more Funds invest all of their assets in another Fund. The master/feeder structure has the potential, under certain circumstances, to minimize administration costs and maximize the possibility of gaining a broader investor base. Currently, none of the INVESCO Funds intend to establish a master/feeder structure; however, the Board recommends that Intermediate Bond Fund shareholders adopt a policy that would permit this structure in the event that the Board determines to recommend the adoption of a master/feeder structure by the Fund. The proposed revision would require that any Fund in which the Fund may invest under a master/feeder structure be advised by INVESCO or an affiliate.

      If  the   proposed   revision  is   approved,   the  Board  will  adopt  a
non-fundamental restriction as follows:

      The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.


      The primary purpose of this non-fundamental restriction is to conform to the other INVESCO Funds and to the 1940 Act requirements for investing in other investment companies. Currently, the Fund's fundamental restriction is more limiting than the restriction imposed by the 1940 Act. Adoption of this non-fundamental restriction will enable the Fund to purchase the securities of other investment companies to the extent permitted under the 1940 Act or under an exemption granted by the SEC. If a Fund did purchase the securities of another investment company, shareholders might incur additional expenses because the Fund would have to pay its ratable share of the expenses of the other investment company.

M. ELIMINATION OF FUNDAMENTAL RESTRICTION ON INVESTING IN ILLIQUID SECURITIES AND ADOPTION OF NON-FUNDAMENTAL RESTRICTION ON INVESTING IN ILLIQUID SECURITIES


      Intermediate Bond Fund currently has the following fundamental restriction on investing in illiquid securities:

      The Fund may not invest in securities for which there are legal or contractual restrictions on resale, except that the Fund may invest no more than 2% of the value of its total assets in such securities; or invest in securities for which there is no readily available market, except that the Fund may invest no more than 5% of the value of its total assets in such securities.


      The Board recommends that shareholders vote to eliminate this restriction. If the proposal is approved, the Board will adopt the following non-fundamental restriction:

      The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.


      The primary purpose of the proposal is to conform to the federal securities law requirements regarding investment in illiquid securities and to conform the investment restrictions of the Fund to those of the other INVESCO Funds. The Intermediate Bond Fund is currently limited in its ability to invest in illiquid securities. The Board believes that the proposed elimination of the fundamental restriction and subsequent adoption of the non-fundamental restriction will make the restriction more accurately reflect market conditions and will maximize the Fund's flexibility for future contingencies. The Board may delegate to INVESCO, the Fund's investment adviser, the authority to determine whether a security is liquid for the purposes of this investment limitation.

      REQUIRED VOTE. Approval of Proposal 3 requires the affirmative vote of a "majority of the outstanding voting securities" of Intermediate Bond Fund, which for this purpose means the affirmative vote of the lesser of (1) 67% or more of the shares of the Fund present at the Meeting or represented by proxy if more than 50% of the outstanding shares of the Fund are so present or represented, or
(2) more than 50% of the outstanding shares of the Fund. SHAREHOLDERS WHO VOTE "FOR" PROPOSAL 2 WILL VOTE "FOR" EACH PROPOSED CHANGE DESCRIBED ABOVE. THOSE SHAREHOLDERS WHO WISH TO VOTE AGAINST ANY OF THE SPECIFIC PROPOSED CHANGES DESCRIBED ABOVE MAY DO SO ON THE PROXY PROVIDED.

    THE BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" PROPOSAL 3


                              --------------------



      PROPOSAL 4. TO ELECT THE TRUSTEES OF VALUE TRUST


      The Board of Value Trust has nominated the individuals identified below for election to the Board at the Meeting. Value Trust currently has ten trustees. Vacancies on the Board are generally filled by appointment by the remaining trustees. However, the 1940 Act provides that vacancies may not be filled by trustees unless thereafter at least two-thirds of the trustees shall have been elected by shareholders. To ensure continued compliance with this rule without incurring the expense of calling additional shareholder meetings, shareholders are being asked at this meeting to elect the current ten trustees to hold office until the next meeting of shareholders. Consistent with the provisions of Value Trust's by-laws, and as permitted by Massachusetts law, Value Trust does not anticipate holding annual shareholder meetings. Thus, the trustees will be elected for indefinite terms, subject to termination or resignation. Each nominee has indicated a willingness to serve if elected. If any of the nominees should not be available for election, the persons named as proxies (or their substitutes) may vote for other persons in their discretion. Management has no reason to believe that any nominee will be unavailable for election.


      All of the Independent Trustees now being proposed for election were nominated and selected by Independent Trustees. Eight of the ten current trustees are Independent Trustees.


      The persons named as attorneys-in-fact in the enclosed proxy have advised Value Trust that unless a proxy instructs them to withhold authority to vote for all listed nominees or for any individual nominee, they will vote all validly executed proxies for the election of the nominees named below.

      The nominees for trustee, their ages, a description of their principal occupations, the number of Intermediate Bond Fund shares owned by each, and their respective memberships on Board committees are listed in the table below.

                                                                      NUMBER OF
                                                      TRUSTEE         INTERMEDIATE
                                                      OR              BOND FUND
                                                      EXECUTIVE       SHARES
                      PRINCIPAL OCCUPATION AND        OFFICER         BENEFICIALLY
NAME, POSITION        BUSINESS EXPERIENCE             OF VALUE        OWNED DIRECTLY OR   MEMBER
WITH VALUE            (DURING THE PAST FIVE           TRUST           INDIRECTLY ON       OF
TRUST, AND AGE        YEARS)                          SINCE           DEC. 31, 1998 (1)   COMMITTEES
--------------        ----------------------          ---------       -----------------   ----------


CHARLES W.            Chief Executive Officer and     1993                  0             (3),(5),(6)
BRADY, CHAIRMAN       Director of AMVESCAP,  PLC,
OF THE BOARD,         London,   England,  and  of
AGE 63*               various        subsidiaries
                      thereof.  Chairman  of  the
                      Board  of  INVESCO   Global
                      Health Sciences Fund.

FRED A.               Trustee of  INVESCO  Global     1993             7.8850             (2),(3),(5)
DEERING, VICE         Health    Sciences    Fund.
CHAIRMAN OF THE       Formerly,  Chairman  of the
BOARD, AGE 71         Executive   Committee   and
                      Chairman  of the  Board  of
                      Security   Life  of  Denver
                      Insurance Company,  Denver,
                      Colorado;  Director  of ING
                      American  Holdings  Company
                      and    First    ING    Life
                      Insurance  Company  of  New
                      York.

MARK H.               President,  Chief Executive     1998                  0             (3),(5)
WILLIAMSON,           Officer,    and   Director,
PRESIDENT,            INVESCO  Distributors Inc.;
CHIEF EXECUTIVE       President,  Chief Executive
OFFICER, AND          Officer,    and   Director,
TRUSTEE, AGE 47*      INVESCO;  President,  Chief
                      Operating   Officer,    and
                      Trustee,   INVESCO   Global
                      Health    Sciences    Fund.
                      Formerly,  Chairman  of the
                      Board and  Chief  Executive
                      Officer,        NationsBanc
                      Advisors, Inc. (1995-1997);
                      Chairman   of  the   Board,
                      NationsBanc    Investments,
                      Inc. (1997-1998).

DR. VICTOR L.         Professor         Emeritus,     1993             7.8850             (4),(6),(8)
ANDREWS,              Chairman    Emeritus    and
TRUSTEE,              Chairman    of   the    CFO
AGE 68                Roundtable      of      the
                      Department  of  Finance  of
                      Georgia  State  University,
                      Atlanta,     Georgia    and
                      President,          Andrews
                      Financial Associates,  Inc.
                      (consulting          firm).
                      Formerly,   member  of  the
                      faculties  of  the  Harvard
                      Business   School  and  the
                      Sloan School of  Management
                      of MIT. Dr. Andrews is also
                      a director of the Sheffield
                      Funds, Inc.

                                       35

                                                                      NUMBER OF
                                                      TRUSTEE         INTERMEDIATE
                                                      OR              BOND FUND
                                                      EXECUTIVE       SHARES
                      PRINCIPAL OCCUPATION AND        OFFICER         BENEFICIALLY
NAME, POSITION        BUSINESS EXPERIENCE             OF VALUE        OWNED DIRECTLY OR   MEMBER
WITH VALUE            (DURING THE PAST FIVE           TRUST           INDIRECTLY ON       OF
TRUST, AND AGE        YEARS)                          SINCE           DEC. 31, 1998 (1)   COMMITTEES
--------------        ----------------------          ---------       -----------------   ----------

BOB R. BAKER,         President     and     Chief     1993             7.8850             (3),(4),(5)
TRUSTEE, AGE 62       Executive  Officer  of  AMC
                      Cancer   Research   Center,
                      Denver,   Colorado,   since
                      January     1989;     until
                      December     1988,     Vice
                      Chairman   of  the   Board,
                      First  Columbia   Financial
                      Corporation,     Englewood,
                      Colorado.         Formerly,
                      Chairman  of the  Board and
                      Chief Executive  Officer of
                      First  Columbia   Financial
                      Corporation.

LAWRENCE H.           Trust Consultant.  Prior to     1993             7.8850             (2),(6),(7)
BUDNER,               June  1987,   Senior   Vice
TRUSTEE,              President  and Senior Trust
AGE 68                Officer,  InterFirst  Bank,
                      Dallas, Texas.

DR. WENDY LEE         Self-employed (since 1993).     1997             7.8850             (4),(8)
GRAMM,                Professor of Economics  and
TRUSTEE,              Public      Administration,
AGE 54                University   of   Texas  at
                      Arlington.        Formerly,
                      Chairman,       Commodities
                      Futures Trading  Commission
                      (1988-1993);  Administrator
                      for     Information     and
                      Regulatory Affairs,  Office
                      of  Management  and  Budget
                      (1985-1988);      Executive
                      Director, Presidential Task
                      Force on Regulatory Relief;
                      Director,   Federal   Trade
                      Commission's    Bureau   of
                      Economics.  Director of the
                      Chicago          Mercantile
                      Exchange;             Enron
                      Corporation;   IBP,   Inc.;
                      State    Farm     Insurance
                      Company;        Independent
                      Women's              Forum;
                      International      Republic
                      Institute;      and     the
                      Republican  Women's Federal
                      Forum.

                                   36

                                                                      NUMBER OF
                                                      TRUSTEE         INTERMEDIATE
                                                      OR              BOND FUND
                                                      EXECUTIVE       SHARES
                      PRINCIPAL OCCUPATION AND        OFFICER         BENEFICIALLY
NAME, POSITION        BUSINESS EXPERIENCE             OF VALUE        OWNED DIRECTLY OR   MEMBER
WITH VALUE            (DURING THE PAST FIVE           TRUST           INDIRECTLY ON       OF
TRUST, AND AGE        YEARS)                          SINCE           DEC. 31, 1998 (1)   COMMITTEES
--------------        ----------------------          ---------       -----------------   ----------

KENNETH T.            Presently          retired.     1993             7.8850             (2),(3),(5),(6),(7)
KING, TRUSTEE,        Formerly,  Chairman  of the
AGE 73                Board of the  Capitol  Life
                      Insurance          Company,
                      Providence       Washington
                      Insurance   Company,    and
                      Director of  numerous  U.S.
                      subsidiaries       thereof.
                      Formerly,  Chairman  of the
                      Board  of  the   Providence
                      Capitol  Companies  in  the
                      United      Kingdom     and
                      Guernsey.    Until    1987,
                      Chairman   of  the   Board,
                      Symbion Corporation.

JOHN W.               Presently          retired.     1995             7.8850             (2),(3),(5),(7)
MCINTYRE,             Formerly,  Vice Chairman of
TRUSTEE, AGE 68       the  Board,   The  Citizens
                      and  Southern  Corporation;
                      Chairman  of the  Board and
                      Chief   Executive  Officer,
                      The  Citizens  and Southern
                      Georgia        Corporation;
                      Chairman  of the  Board and
                      Chief  Executive   Officer,
                      The  Citizens  and Southern
                      National  Bank.  Trustee of
                      INVESCO    Global    Health
                      Sciences    Fund,    Gables
                      Residential          Trust,
                      Employee's       Retirement
                      System  of  Georgia,  Emory
                      University,  and  the  J.M.
                      Tull Charitable Foundation;
                      Director      of     Kaiser
                      Foundation  Health Plans of
                      Georgia, Inc.


                                    36A

                                                                      NUMBER OF
                                                      TRUSTEE         INTERMEDIATE
                                                      OR              BOND FUND
                                                      EXECUTIVE       SHARES
                      PRINCIPAL OCCUPATION AND        OFFICER         BENEFICIALLY
NAME, POSITION        BUSINESS EXPERIENCE             OF VALUE        OWNED DIRECTLY OR   MEMBER
WITH VALUE            (DURING THE PAST FIVE           TRUST           INDIRECTLY ON       OF
TRUST, AND AGE        YEARS)                          SINCE           DEC. 31, 1998 (1)   COMMITTEES
--------------        ----------------------          ---------       -----------------   ----------

DR. LARRY SOLL,       Presently          retired.     1998             7.8850             (4),(8)
TRUSTEE, AGE 56       Formerly,  Chairman  of the
                      Board  (1987-1994),   Chief
                      Executive           Officer
                      (1982-1989  and  1993-1994)
                      and  President  (1982-1989)
                      of Synergen,  Inc. Director
                      of  Synergen,   Inc.  since
                      incorporation   in    1982.
                      Director       of      Isis
                      Pharmaceuticals,       Inc.
                      Trustee of  INVESCO  Global
                      Health Sciences Fund.

*Because of his affiliation with INVESCO, Intermediate Bond Fund's investment adviser, or with companies affiliated with INVESCO, this individual is deemed to be an "interested person" of Value Trust as that term is defined in the 1940 Act.

(1) = As interpreted by the SEC, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to that security. The persons listed have partial or complete voting and investment power with respect to their respective Fund shares.
(2) = Member of the Audit Committee
(3) = Member of the Executive Committee
(4) = Member of the Management Liaison Committee
(5) = Member of the Valuation Committee
(6) = Member of the Compensation Committee
(7) = Member of the Soft Dollar Brokerage Committee
(8) = Member of the Derivatives Committee


      The Board has audit, management liaison, soft dollar brokerage and derivatives committees, consisting of Independent Trustees, and compensation, executive, management liaison and valuation committees, consisting of Independent Trustees and non-independent trustees. The Board does not have a nominating committee. The audit committee, consisting of four Independent Trustees, meets quarterly with Value Trust's independent accountants and executive officers of Value Trust. This committee reviews the accounting principles being applied by Value Trust in financial reporting, the scope and adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. All of the recommendations of the audit committee are reported to the full Board. During the intervals between the meetings of the Board, the executive committee may exercise all powers and authority of the Board in the management of Value Trust's business, except for certain powers which, under applicable law and/or Value Trust's by-laws, may only be exercised by the full Board. All decisions are subsequently submitted for ratification by the Board. The management liaison committee meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of Value Trust, and to review legal and operational matters that have been assigned to the committee by the Board, in furtherance of the Board's overall duty of supervision. The soft dollar brokerage committee meets periodically to review soft dollar transactions by Value Trust, and to review policies and procedures of Value Trust's adviser with respect to soft dollar brokerage transactions. The committee then reports on these matters to the Board. The derivatives committee meets periodically to review derivatives investments made by Value Trust. The committee monitors derivatives usage by Value Trust and the procedures utilized by Value Trust's adviser to ensure that the use of such instruments follows the policies on such instruments adopted by the Board. The committee then reports on these matters to the Board.

      Each Independent Trustee receives an annual retainer of $56,000 for their service to the INVESCO Funds. Additionally, each Independent Trustee receives $3,000 for in-person attendance at each committee meeting. The Chairman of the audit and management liaison committee each receive an annual fee of $4,000 for serving in such capacity.

      During the past fiscal year, the Board met five times, the audit committee met four times, the executive committee did not meet, the compensation committee met once, the management liaison committee met four times, the soft dollar brokerage committee met twice, and the derivatives committee met twice. The executive committee did not meet. During Value Trust's last fiscal year, each trustee nominee attended 75% or more of the Board meetings and meeting of the committees of the Board on which he or she served.

      The Independent Trustees nominate individuals to serve as Independent Trustees, without any specific nominating committee. The Board ordinarily will not consider unsolicited trustee nominations recommended by Value Trust shareholders. The Board, including its Independent Trustees, unanimously approved the nomination of the foregoing persons to serve as trustees and directed that the election of these nominees be submitted to Value Trust's shareholders.

      The following table sets forth information relating to the compensation paid to trustees during the last fiscal year:

                               COMPENSATION TABLE

                       AMOUNTS PAID DURING THE MOST RECENT
                     FISCAL YEAR BY VALUE TRUST TO TRUSTEES


                                                                   TOTAL
                                  PENSION OR                    COMPENSATION
                                  RETIREMENT                     FROM VALUE
                                   BENEFITS                       TRUST AND
                    AGGREGATE     ACCRUED AS      ESTIMATED     THE OTHER 14
                   COMPENSATION PART OF VALUE     ANNUAL       INVESCO FUNDS
NAME OF PERSON,    FROM VALUE       TRUST       BENEFITS UPON     PAID TO
POSITION              TRUST(1)    EXPENSES(2)    RETIREMENT(3)   TRUSTEES(1)
--------------     -----------    -----------   -------------  -------------


FRED A DEERING,       $9,418        $5,735          $3,680        $103,700
VICE CHAIRMAN OF
THE BOARD AND
TRUSTEE

DR. VICTOR L.         $9,004        $5,420          $4,260         $80,350
ANDREWS, TRUSTEE

BOB R. BAKER,         $9,568        $4,840          $5,709         $84,000
TRUSTEE

LAWRENCE H.           $8,697        $5,420          $4,260         $77,350
BUDNER, TRUSTEE

DANIEL D.             $9,106        $5,858          $3,179         $70,000
CHABRIS(4), TRUSTEE

KENNETH T. KING,      $8,085        $5,956          $3,338         $77,050
TRUSTEE

JOHN W. MCINTYRE,     $8,486          $0              $0           $98,500
TRUSTEE

DR. WENDY L.          $8,368          $0              $0           $79,000
GRAMM, TRUSTEE

DR. LARRY SOLL,       $8,486          $0              $0           $96,000
TRUSTEE
                   -------------------------------------------------------------
TOTAL                $79,218        $33,229        $24,426        $767,950
AS A PERCENTAGE      0.0027%(5)     0.0011%                       0.0035%(6)
OF NET ASSETS

(1) The Vice Chairman of the Board, the chairmen of the audit, management liaison, derivatives, soft dollar brokerage and compensation committees, and Independent Trustee members of the executive and valuation committees of each Fund receive compensation for serving in such capacities in addition to the compensation paid to all Independent Trustees.
(2) Represents benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the trustees.

(3) These figures represent Value Trust's share of the estimated annual benefits payable by the INVESCO Complex (excluding INVESCO Global Health Sciences Fund which does not participate in this retirement plan) upon the trustees' retirement, calculated using the current method of allocating trustee compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the trustees will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective trustees. This results in lower estimated benefits for trustees who are closer to retirement and higher estimated benefits for trustees who are farther from retirement. With the exception of Mr. McIntyre and Drs. Soll and Gramm, each of these trustees has served as trustee or director of one or more of the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Although Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, he will not be included in the calculation of retirement benefits until November 1, 1999.

(4) Mr. Chabris retired as a trustee effective September 30, 1998.
(5) Total as a percentage of Value Trust's net assets as of August 31, 1998.
(6) Total as a percentage of the net assets of the 15 INVESCO Funds in the INVESCO Complex as of December 31, 1998.

      Value Trust pays its Independent Trustees, Board vice chairman, committee chairmen and members the fees described above. Value Trust also reimburses its Independent Trustees for travel expenses incurred in attending meetings. Charles
W. Brady, Chairman of the Board, and Mark H. Williamson, President, Chief Executive Officer, and Trustee, as "interested persons" of Value Trust and of other INVESCO Funds, receive compensation and are reimbursed for travel expenses incurred in attending meetings as officers or employees of INVESCO or its affiliated companies, but do not receive any trustee's fees or other compensation from Value Trust or other INVESCO Funds for their services as trustees.


      The overall direction and supervision of Value Trust is the responsibility of the Board, which has the primary duty of ensuring that Value Trust's general investment policies and programs are adhered to and that Value Trust is properly administered. The officers of Value Trust, all of whom are officers and employees of and paid by INVESCO, are responsible for the day-to-day administration of Value Trust. The investment adviser for Value Trust has the primary responsibility for making investment decisions on behalf of Value Trust. These investment decisions are reviewed by the investment committee of INVESCO.

      All of the officers and trustees of Value Trust hold comparable positions with the following INVESCO Funds: INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.), INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible Funds, Inc. and INVESCO Multiple Asset Funds, Inc.), INVESCO Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Funds, Inc. (formerly INVESCO Growth Fund, Inc.), INVESCO Industrial
Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.), INVESCO Specialty Funds, Inc., INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc. and INVESCO Capital Appreciation Funds, Inc.), INVESCO Tax-Free Income Funds, Inc., and INVESCO Variable Investment Funds, Inc. All of the trustees of Value Trust also serve as trustees of INVESCO Treasurer's Series Trust.

      The Boards of the Funds managed by INVESCO have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the non-interested directors and trustees of the Funds. Under the Plan, each director or trustee who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, upon termination of service as director (normally at retirement age 72 or the retirement age of 73 or 74, if the retirement date is extended by the Boards for one or two years, but less than three years) continuation of payment for one year (the "First Year Retirement Benefit") of the annual basic retainer and annualized board meeting fees payable by the Funds to the Qualified Director at the time of his or her retirement (the "Basic Benefit"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of any director whose retirement has been extended by the Board for three years, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the Basic Benefit. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a Qualified Director dies or becomes disabled after age 72 and before age 74 while still a director of the Funds, the First Year Retirement Benefit and Reduced Benefit Payments will be made to him or her or to his or her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his or her 74th year while still a director of the Funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the Reduced Benefit Payments will be made to his or her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. Value Trust began making payments to Mr. Chabris as of October 1, 1998 under the Plan. Value Trust has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

      The Independent Trustees have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as trustees/directors of certain of the INVESCO Funds. The deferred amounts have been invested in shares of certain INVESCO Funds. Each Independent Trustee may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any Fund shares that they may own directly or beneficially.

      REQUIRED VOTE. Election of each nominee as a trustee of Value Trust requires the vote of a majority of the outstanding shares of Intermediate Bond Fund present at the Meeting, and a majority of the outstanding shares of the other series of Value Trust present at concurrent meetings of those series, in person or by proxy, taken in the aggregate.

                 THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES,
                    UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS
                  VOTE "FOR" EACH OF THE NOMINEES IN PROPOSAL 4


                           ---------------------------


      PROPOSAL    5.   TO   RATIFY   OR   REJECT   THE    SELECTION    OF
      PRICEWATERHOUSECOOPERS    LLP   AS   INDEPENDENT   ACCOUNTANTS   OF
      INTERMEDIATE BOND FUND


      The Board of Value Trust, including all of its Independent Trustees, has selected PricewaterhouseCoopers LLP to continue to serve as independent accountants of Intermediate Bond Fund, subject to ratification by Intermediate Bond Fund's shareholders. PricewaterhouseCoopers LLP has no direct financial interest or material indirect financial interest in Intermediate Bond Fund. Representatives of PricewaterhouseCoopers LLP are not expected to attend the Meeting, but have been given the opportunity to make a statement if they so desire, and will be available should any matter arise requiring their presence.

      The independent accountants examine annual financial statements for Intermediate Bond Fund and provide other audit and tax-related services. In recommending the selection of PricewaterhouseCoopers LLP, the trustees reviewed the nature and scope of the services to be provided (including non-audit services) and whether the performance of such services would affect the accountants' independence.

      REQUIRED VOTE. Ratification of the selection of PricewaterhouseCoopers LLP as independent accountants requires the vote of a majority of the outstanding shares of Intermediate Bond Fund present at the Meeting, provided a quorum is present.


             THE BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS
                              VOTE "FOR" PROPOSAL 5

                           ---------------------------


                                 OTHER BUSINESS

      The Board knows of no other business to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons designated in the proxies.


                  INFORMATION CONCERNING ADVISER, SUB-ADVISER,
                      DISTRIBUTOR AND AFFILIATED COMPANIES


      INVESCO, a Delaware corporation, serves as Intermediate Bond Fund's investment adviser, and provides other services to Intermediate Bond Fund and Value Trust. IDI, a Delaware corporation that serves as Intermediate Bond Fund's distributor, is a wholly owned subsidiary of INVESCO. ICM serves as Intermediate Bond Fund's sub-adviser. INVESCO is a wholly owned subsidiary of INVESCO North American Holdings, Inc. ("INAH"). INAH is an indirect wholly owned subsidiary of AMVESCAP PLC.(2) The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England. INVESCO's, INAH's and IDI's offices are located at 7800 East Union Avenue, Denver, Colorado 80237. ICM's offices are located at 1315 Peachtree Street, N.E., Atlanta, Georgia 30309. INVESCO currently serves as investment adviser of 14 open-end investment companies having aggregate net assets in excess of $21.1 billion as of December 31, 1998.


      The principal executive officers and directors of INVESCO and their principal occupations are:


      Mark H. Williamson, Chairman of the Board, President, Chief Executive Officer and Director, also, President and Chief Executive Officer of IDI; and
Charles P. Mayer, Director and Senior Vice President, also, Senior Vice President and Director of IDI; and Ronald L. Grooms, Director, Senior Vice President and Treasurer, also, Director, Senior Vice President and Treasurer of IDI; Richard W. Healey, Director and Senior Vice President, also, Director and Senior Vice President of IDI; Timothy J. Miller, Director and Senior Vice President, also, Director and Senior Vice President of IDI; and Glen A. Payne, Senior Vice President, Secretary and General Counsel, also, Senior Vice President, Secretary and General Counsel of IDI.




----------------------


(2) The intermediary companies  between  INAH and  AMVESCAP  PLC are as follows:
INVESCO, Inc., AMVESCAP Group Services, Inc., AVZ, Inc. and INVESCO North American Group, Ltd., each of which is wholly owned by its immediate parent.

      The address of each of the foregoing officers and directors is 7800 East Union Avenue, Denver, Colorado 80237.

      ICM serves as the sub-adviser to Intermediate Bond Fund. ICM is an indirect wholly owned subsidiary of AMVESCAP PLC. INVESCO, as investment adviser, has contracted with ICM for providing portfolio investment advisory services to Intermediate Bond Fund. The principal executive officers and directors of ICM and their principal occupations are:

      Frank M. Bishop,  President,  Chief Executive Officer and Director; Edward
C. Mitchell, Jr., Chairman of the Board; Terrence J. Miller, Deputy President and Director; Timothy J. Culler, Chief Investment Officer, Vice President and Director; David Hartley, Chief Financial Officer and Treasurer; Julie A. Skaggs, Vice President and Secretary; Luis A. Aguilar, Vice President and Assistant Secretary; Stephen A. Dana, Vice President and Director; Thomas W. Norwood, Vice President and Director; Donald B. Saltee, Vice President and Director; Thomas L. Shields, Vice President and Director; Wendell M. Starke, Vice President and Director; A. D. Frazier, Director; and Deborah Lamb, Assistant Secretary.

      The address of each of the foregoing officers and directors is 1315 Peachtree Street, N.W., Atlanta, Georgia 30309.

      Pursuant to an Administrative Services Agreement between Value Trust and INVESCO, INVESCO provides administrative services to Value Trust, including sub-accounting and recordkeeping services and functions. During the fiscal year ended August 31, 1998, Value Trust paid INVESCO total compensation of $455,075 for such services.

      During the fiscal year ended August 31, 1998, Value Trust paid INVESCO, which also serves as Value Trust's transfer agent and dividend disbursing agent, total compensation of $4,890,325 for such services.


                                  MISCELLANEOUS

AVAILABLE INFORMATION

      Each Fund is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance with those requirements files reports, proxy material and other information with the SEC. These reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, The Midwest Regional office of the SEC, Northwest Atrium Center, 500 West Madison Street, Suite 400, Chicago, Illinois 60611, and the Northeast Regional Office of the SEC, Seven World Trade Center, Suite 1300, New York, New York 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20459 at prescribed rates. In addition, reports and other information about each Fund are available on the SEC's web site at http://www.sec.gov.

LEGAL MATTERS

      Certain legal matters in connection with the issuance of Government Securities Fund shares as part of the Reorganization will be passed upon by Government Securities Fund's counsel, Kirkpatrick & Lockhart LLP.

EXPERTS


      The audited financial Statements of Government Securities Fund and Intermediate Bond Fund, incorporated herein by reference and incorporated by reference or included in their respective Statements of Additional Information, have been audited by PricewaterhouseCoopers LLP, independent accountants for the Funds, whose reports thereon are included in the Funds' Annual Reports to Shareholders for the fiscal year or period ended August 31, 1998. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated herein by reference in reliance on their reports given on their authority as experts in auditing and accounting matters.

                                         APPENDIX A



                                   PRINCIPAL SHAREHOLDERS


      As of March 12, 1999, the following entities held 5% or more of each Fund's outstanding equity securities:

                                          AMOUNT AND NATURE
                                            OF OWNERSHIP            PERCENTAGE
                                          -----------------         ----------
INTERMEDIATE BOND FUND


Charles Schwab & Company, Inc.              635,719.4230              23.39%
Special Custody Account for the                Record
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Strafe & Co. F/A/O                          145,224.4540               5.34%
MKC Hosp. Auth.                                Record
#70001852000
P.O. Box 160
Westerville, OH 43086-0160

GOVERNMENT SECURITIES FUND

Resources Trust Company                   1,302,323.3370              14.75%
Custody For the Exclusive Benefit              Record
of the Various Customers of IMS
P.O. Box 3865
Englewood, CO 80155


Charles Schwab & Company, Inc.            1,112,358.7730              12.60%
Special Custody Account for the                Record
Exclusive Benefit of Customers
101 Montgomery Street
San Francisco, CA 94104-4122

                                   APPENDIX B



             AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION
             ----------------------------------------------------


      THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("Agreement") is made as of March 21, 1999, between INVESCO Value Trust, a Massachusetts business trust ("Trust"), on behalf of INVESCO Intermediate Government Bond Fund, a segregated portfolio of assets ("series") thereof ("Target"), and INVESCO Bond Funds, Inc., a Maryland corporation ("Corporation"), on behalf of its INVESCO U.S. Government Securities Fund series ("Acquiring Fund"). (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and Corporation and Trust are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by either Fund are made and shall be taken or undertaken by Corporation on behalf of Acquiring Fund and by Trust on behalf of Target.


      This Agreement is intended to be, and is adopted as, a plan of a reorganization described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). The reorganization will involve the transfer to Acquiring Fund of Target's assets in exchange solely for voting shares of common stock in Acquiring Fund, par value $0.01 per share ("Acquiring Fund Shares"), and the assumption by Acquiring Fund of Target's liabilities, followed by the constructive distribution of the Acquiring Fund Shares PRO RATA to the holders of shares of beneficial interest in Target ("Target Shares") in exchange therefor, all on the terms and conditions set forth herein. The foregoing transactions are referred to herein collectively as the "Reorganization."


      Each Fund issues a single class of shares, which are substantially similar to each other. Each Fund's shares (1) are offered at net asset value ("NAV"),
(2) are subject to a service fee at the annual rate of 0.25% of its net assets imposed pursuant to a plan of distribution adopted in accordance with Rule 12b-1 promulgated under the Investment Company Act of 1940, as amended ("1940 Act") (though Target Shares issued before November 1, 1997 are not subject to any such fee), and (3) are subject to similar management fees (up to 0.60% of Target's net assets and up to 0.55% of Acquiring Fund's net assets).

      In consideration of the mutual promises contained herein, the parties agree as follows:



1.    PLAN OF REORGANIZATION AND TERMINATION
      --------------------------------------

      1.1. Target agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefor --


            (a) to issue and deliver to Target the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares, determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the NAV of an Acquiring Fund Share (computed as set forth in paragraph 2.2), and

            (b)   to assume all of Target's  liabilities  described in paragraph
                  1.3 ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

      1.2. The Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1).

      1.3. The Liabilities shall include (except as otherwise provided herein) all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all its known Liabilities before the Effective Time.

      1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

      1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares received by it pursuant to paragraph 1.1 to Target's shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Target Shares. Such distribution shall be accomplished by Corporation's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

      1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within twelve months after the Effective Time, Target shall be terminated as a series of Trust and any further actions shall be taken in connection therewith as required by applicable law.

      1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

      1.8. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target

Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.    VALUATION
      ---------


      2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Target's then-current prospectus and statement of additional information ("SAI") less (b) the amount of the Liabilities as of the Valuation Time.

      2.2. For purposes of paragraph 1.1(a), the NAV of an Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and SAI.


      2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of INVESCO Funds Group, Inc. ("INVESCO").

3.    CLOSING AND EFFECTIVE TIME
      --------------------------


      3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Funds' principal office on June 4, 1999, or at such other place and/or on such other date as to which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the parties may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the net value of Target and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

      3.2. Trust's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information
(including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately following the Closing, does or will conform to such information on Target's books immediately before the Closing. Trust's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.


      3.3. Trust shall deliver to Corporation at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Target Shares owned by each Shareholder, all as of the Effective Time, certified by the Secretary or Assistant Secretary of Trust. Corporation's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. Corporation shall issue and deliver a confirmation to Trust evidencing the Acquiring Fund Shares to be credited to Target at the Effective Time or provide evidence satisfactory to Trust that such Acquiring Fund Shares have been credited to Target's account on Acquiring Fund's books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

      3.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.    REPRESENTATIONS AND WARRANTIES
      ------------------------------

      4.1. Target represents and warrants as follows:


           4.1.1. Trust is a trust operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares ("Business Trust"), that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts; and a copy of its Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts;


           4.1.2. Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

           4.1.3.  Target is a  duly established and designated series of Trust;

           4.1.4. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

           4.1.5. Target's current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

           4.1.6. Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Massachusetts law or any provision of Trust's Declaration of Trust or By-Laws or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as previously disclosed in writing to and accepted by Corporation;

           4.1.7. Except as otherwise disclosed in writing to and accepted by Corporation, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

           4.1.8. Except as otherwise disclosed in writing to and accepted by Corporation, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target's knowledge) threatened against Trust with respect to Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; Target knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;


           4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Trust's board of trustees, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target's shareholders, this Agreement constitutes a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;


           4.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;

           4.1.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Trust, except for (a) the filing with the Securities and Exchange Commission ("SEC") of a registration statement by Corporation on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

           4.1.12. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the

      Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Corporation for use therein;


           4.1.13. The Liabilities were incurred by Target in the ordinary course of its business; and there are no Liabilities other than liabilities disclosed or provided for in Trust's financial statements referred to in paragraph 4.1.19 and liabilities incurred by Target in the ordinary course of its business subsequent to August 31, 1998, or otherwise previously disclosed to Corporation, none of which has been materially adverse to the business, assets, or results of Target operations;


           4.1.14. Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it. The Assets shall be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing;

           4.1.15. Target  is not  under  the   jurisdiction  of  a  court  in a
      proceeding under Title 11 of the United States Code or similar case within the meaning of section 368(a)(3)(A) of the Code;

           4.1.16. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

           4.1.17. Target will be terminated as soon as reasonably practicable after the Effective Time, but in all events within twelve months thereafter;

           4.1.18. Target's federal income tax returns, and all applicable state and local tax returns, for all taxable years to and including the taxable year ended August 31, 1997, have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

           4.1.19. The financial statements of Trust for the year ended August 31, 1998, to be delivered to Corporation, fairly represent the financial position of Target as of that date and the results of its operations and changes in its net assets for the year then ended.

      4.2.  Acquiring Fund represents and warrants as follows:

            4.2.1. Corporation is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; and a copy of its Articles of Incorporation is on file with the Secretary of the State of Maryland;

            4.2.2. Corporation is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;


            4.2.3. Corporation has 600,000,000 authorized shares of common stock, par value $0.01 per share, 100,000,000 shares of which were
      allocated  to  the  Acquiring  Fund,  of  which   9,950,826   shares  were
      outstanding as of August 31, 1998. Because Corporation is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding Acquiring Fund Shares may change prior to the Effective Time;


            4.2.4. Acquiring Fund is a duly established and designated series of Corporation;

            4.2.5. No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

            4.2.6. The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

            4.2.7. Acquiring Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            4.2.8. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Maryland law or any provision of Corporation's Articles of Incorporation or By-Laws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Trust;


            4.2.9. Except as otherwise disclosed in writing to and accepted by Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to

      Acquiring Fund's knowledge) threatened against Corporation with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

            4.2.10. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Corporation's board of directors (together with Trust's board of trustees, the "Boards"), which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            4.2.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by Corporation, except for
      (a) the filing with the SEC of the Registration Statement and a post-effective amendment to Corporation's registration statement on Form N1-A and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

            4.2.12. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Trust for use therein;

            4.2.13. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

            4.2.14. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except to the extent it is required by the 1940 Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of that business;

            4.2.15. Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Income Tax Regulations under the Code), (b) use a significant portion of Target's historic business assets (within the meaning of section 1.368-1(d)(3) of the Income Tax Regulations under the
      Code) in a business, (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

            4.2.16. There is no plan or intention for Acquiring Fund to be dissolved or merged into another corporation or a business trust or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

            4.2.17. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

            4.2.18. Acquiring Fund does not own, directly or indirectly, nor at the Effective Time will it own, directly or indirectly, nor has it owned, directly or indirectly, at any time during the past five years, any shares of Target;


            4.2.19. Acquiring Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years to and including the taxable year ended August 31, 1997, have been timely filed and all taxes payable pursuant to such returns have been timely paid;


            4.2.20. The financial statements of Corporation for the year ended August 31, 1998, to be delivered to Trust, fairly represent the financial position of Acquiring Fund as of that date and the results of its operations and changes in its net assets for the year then ended; and

            4.2.21. If the Reorganization is consummated, Acquiring Fund will treat each Shareholder that receives Acquiring Fund Shares in connection with the Reorganization as having made a minimum initial purchase of Acquiring Fund Shares for the purpose of making additional investments in Acquiring Fund Shares, regardless of the value of the Acquiring Fund Shares so received.

      4.3. Each Fund represents and warrants as follows:

           4.3.1. The aggregate fair market value of the Acquiring Fund Shares, when received by the Shareholders, will be approximately equal to the aggregate fair market value of their Target Shares constructively surrendered in exchange therefor;

           4.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person related (within the meaning of section 1.368-1(e)(3) of the Income Tax Regulations under the Code) to either Fund or (ii) any portion of the Acquiring Fund Shares to be received by them in the Reorganization to any person related (as so defined) to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

           4.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

           4.3.4. Immediately following consummation of the Reorganization, Acquiring Fund will hold substantially the same assets and be subject to substantially the same liabilities that Target held or was subject to immediately prior thereto (in addition to the assets and liabilities Acquiring Fund then held or was subject to), plus any liabilities and expenses of the parties incurred in connection with the Reorganization;

           4.3.5. The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

           4.3.6. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

           4.3.7. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target immediately before the Reorganization. For the purposes of this representation, any amounts used by Target to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions not made as part of the Reorganization and (b) distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

            4.3.8. None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares held by such Shareholder; none of the Acquiring Fund Shares received by any such Shareholder will be separate consideration for, or allocable to, any employment agreement; investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

            4.3.9. Immediately after the Reorganization, the Shareholders will not own shares constituting "control" of Acquiring Fund within the meaning of section 304(c) of the Code; and

            4.3.10. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses").

5.    COVENANTS
      ---------

      5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that:

            (a) such ordinary course will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by each Fund's normal business activities and

            (b) each Fund will retain exclusive control of the composition of its portfolio until the Closing; provided that (1) Target shall not dispose of more than an insignificant portion of its historic business assets during such period without Acquiring Fund's prior consent and (2) if Target's shareholders' approve this Agreement (and the transactions contemplated hereby), then between the date of such approval and the Closing, the Investment Companies shall coordinate the Funds' respective portfolios so that the transfer of the Assets to Acquiring Fund will not cause it to fail to be in compliance with all of its investment policies and restrictions immediately after the Closing.

      5.2. Target covenants to call a shareholders' meeting to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

      5.3. Target covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

      5.4. Target  covenants that  it will assist  Corporation in obtaining such
information  as  Corporation   reasonably  requests  concerning  the  beneficial
ownership of Target Shares.

      5.5. Target covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Corporation at the Closing.

      5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal securities laws.

      5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

      5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such state securities laws it may deem appropriate in order to continue its operations after the Effective Time.

      5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.    CONDITIONS PRECEDENT
      --------------------


      Each Fund's obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:


      6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Boards and shall have been approved by Target's shareholders in accordance with applicable law.


      6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Investment Company may for itself waive any of such conditions.

      6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

      6.4. Trust shall have received an opinion of Kirkpatrick & Lockhart LLP substantially to the effect that:

            6.4.1. Acquiring Fund is a duly established series of Corporation, a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

            6.4.2. This Agreement (a) has been duly authorized, executed, and delivered by Corporation on behalf of Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Trust on behalf of Target, is a valid and legally binding obligation of Corporation with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized and validly issued and outstanding and fully paid and non-assessable;

            6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Corporation's Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Corporation (with respect to Acquiring
      Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Corporation (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Trust;

            6.4.5. To the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Corporation on behalf of Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934

      Act, and the 1940 Act and such as may be required under state securities laws;

            6.4.6. Corporation is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

            6.4.7. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Corporation (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and
      (b) Corporation (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Trust.

In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel,
(2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.5. Corporation shall have received an opinion of Kirkpatrick & Lockhart LLP substantially to the effect that:


            6.5.1. Target is a duly established series of Trust, a Business Trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;


            6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Trust on behalf of Target and (b) assuming due authorization, execution, and delivery of this Agreement by Corporation on behalf of Acquiring Fund, is a valid and legally binding obligation of Trust with respect to Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Trust's Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Trust (with respect to Target) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Trust (with respect to Target) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Corporation;

            6.5.4. To the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Trust on behalf of Target of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

            6.5.5. Trust is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

            6.5.6. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Trust (with respect to Target) or any of its properties or assets attributable or allocable to Target and (b) Trust (with respect to Target) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Corporation.

In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the Commonwealth of Massachusetts, on an opinion of competent
Massachusetts counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.


      6.6. Each Investment Company shall have received an opinion of Kirkpatrick & Lockhart LLP, addressed to and in form and substance satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters addressed to such counsel) and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:


            6.6.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders constructively in exchange for the Shareholders' Target Shares, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

            6.6.2. Target will recognize no gain or loss on the transfer to Acquiring Fund of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

            6.6.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

            6.6.4. Acquiring Fund's basis for the Assets will be the same as the basis thereof in Target's hands immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

            6.6.5. A  Shareholder  will  recognize  no  gain  or  loss  on   the
      constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

            6.6.6. A Shareholder's aggregate basis for the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis for its Target Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided they are held as capital assets by the Shareholder at the Effective Time.

Notwithstanding subparagraphs 6.6.2 and 6.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.


At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 6.1) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.


7.    BROKERAGE FEES AND EXPENSES
      ---------------------------

      7.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.


      7.2. Except as otherwise provided herein, 50% of the total Reorganization Expenses will be borne by INVESCO and the remaining 50% will be borne partly by each Fund.


8.    ENTIRE AGREEMENT; NO SURVIVAL
      -----------------------------

      Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9.    TERMINATION OF AGREEMENT
      ------------------------

      This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target's shareholders:

      9.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before August 31, 1999; or

      9.2. By the parties' mutual agreement.


In the event of termination under paragraphs 9.1(c) or 9.2, there shall be no liability for damages on the part of either Fund, or the trustees, directors, or officers of either Investment Company, to the other Fund.


10.   AMENDMENT
      ---------

      This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the Shareholders' interests.

11.   MISCELLANEOUS
      -------------

      11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Maryland; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

      11.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

      11.3. The parties acknowledge that Trust is a Business Trust. Notice is hereby given that this instrument is executed on behalf of Trust's trustees solely in their capacity as trustees, and not individually, and that Trust's obligations under this instrument are not binding on or enforceable against any of its trustees, officers, or shareholders, but are only binding on and enforceable against Target's assets and property. Acquiring Fund agrees that, in asserting any rights or claims under this Agreement, it shall look only to Target's assets and property in settlement of such rights or claims and not to such trustees or shareholders.


      11.4. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.


ATTEST:                             INVESCO VALUE TRUST,
                                      on behalf of its series,
                                      INVESCO Intermediate Government Bond Fund




                                    By:
------------------                      ----------------------------
Secretary                                  Senior Vice President



ATTEST:                             INVESCO BOND FUNDS, INC.,
                                      on behalf of its series,
                                      INVESCO U.S. Government Securities Fund



                                    By:
------------------                      ----------------------------
Secretary                                  Senior Vice President

                                   APPENDIX C


                AGREEMENT AND PLAN OF CONVERSION AND TERMINATION


      This AGREEMENT AND PLAN OF CONVERSION AND TERMINATION ("Agreement") is made as of March 21, 1999, between INVESCO Value Trust, a Massachusetts business trust ("Trust"), on behalf of INVESCO Intermediate Government Bond Fund, a segregated portfolio of assets ("series") thereof ("Old Fund"), and INVESCO Bond Funds, Inc., a Maryland corporation ("Corporation"), on behalf of its INVESCO Intermediate Government Bond Fund series ("New Fund"). (Old Fund and New Fund are sometimes referred to herein individually as a "Fund" and collectively as the "Funds"; and Trust and Corporation are sometimes referred to herein individually as an "Investment Company.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by either Fund are made and shall be taken or undertaken by Trust on behalf of Old Fund and by Corporation on behalf of New Fund.

      Old Fund intends to change its form, identity, and place of organization -- by converting from a series of a Massachusetts business trust to a series of a Maryland corporation -- through a reorganization within the meaning of section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("Code"). Old Fund desires to accomplish such conversion by transferring all its assets to New Fund (which is being established solely for the purpose of acquiring such assets and continuing Old Fund's business) in exchange solely for voting shares of common stock in New Fund ("New Fund Shares") and New Fund's assumption of Old Fund's liabilities, followed by the constructive distribution of the New Fund Shares PRO RATA to the holders of shares of beneficial interest in Old Fund ("Old Fund Shares") in exchange therefor, all on the terms and conditions set forth in this Agreement (which is intended to be, and is adopted as, a "plan of reorganization" for federal income tax purposes). All such transactions are referred to herein as the "Reorganization."

      In consideration of the mutual promises herein contained, the parties agree as follows:

1.    PLAN OF CONVERSION AND TERMINATION
      ----------------------------------

      1.1. Old Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to New Fund. New Fund agrees in exchange therefor --

           (a) to issue and deliver to Old Fund the number of full and fractional (rounded to the third decimal place) New Fund Shares equal to the number of full and fractional Old Fund Shares then outstanding, and

           (b)  to assume all of Old Fund's  liabilities  described in paragraph
      1.3 ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph 2.1).

      1.2. The Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Old Fund's books, and other property owned by Old Fund at the Effective Time (as defined in paragraph 2.1).

      1.3. The Liabilities shall include all of Old Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement.

      1.4. At the Effective Time (or as soon thereafter as is reasonably practicable), (a) the New Fund Share issued pursuant to paragraph 4.4 shall be redeemed by New Fund for $1.00 and (b) Old Fund shall distribute the New Fund Shares it received pursuant to paragraph 1.1 to its shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Old Fund Shares. Such distribution shall be accomplished by Corporation's transfer agent's opening accounts on New Fund's share transfer books in the Shareholders' names and transferring such New Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) New Fund Shares due that Shareholder. All outstanding Old Fund Shares, including those represented by certificates, shall simultaneously be canceled on Old Fund's share transfer books. New Fund shall not issue certificates representing the New Fund Shares in connection with the Reorganization.

      1.5. As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within twelve months after the Effective Time, Old Fund shall be terminated as a series of Trust and any further actions shall be taken in connection therewith as required by applicable law.

      1.6. Any reporting responsibility of Old Fund to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

      1.7. Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder on Old Fund's books of the Old Fund Shares constructively exchanged therefor shall be paid by the person to whom such New Fund Shares are to be issued, as a condition of such transfer.

2.    CLOSING AND EFFECTIVE TIME
      --------------------------

      2.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Funds' principal office on June 4, 1999, or at such other place and/or on such other date as to which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the parties may agree ("Effective Time").

      2.2. Trust's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information
(including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Old Fund to New Fund, as reflected on New Fund's books immediately following the Closing, does or will conform to such information on Old Fund's books immediately before the Closing. Trust's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to New Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      2.3. Corporation's transfer agent shall deliver at the Closing a certificate as to the opening on New Fund's share transfer books of accounts in the Shareholders' names. Corporation shall issue and deliver a confirmation to Trust evidencing the New Fund Shares to be credited to Old Fund at the Effective Time or provide evidence satisfactory to Trust that such New Fund Shares have been credited to Old Fund's account on such books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

      2.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

3.    REPRESENTATIONS AND WARRANTIES
      ------------------------------

      3.1. Old Fund represents and warrants as follows:

           3.1.1. Trust is a trust operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares, that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts; and a copy of its Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts;

           3.1.2. Trust is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and such registration will be in full force and effect at the Effective Time;

           3.1.3. Old Fund is a duly established and designated series of Trust;

           3.1.4. At the Closing, Old Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, New Fund will acquire good and marketable title thereto;

           3.1.5. New Fund Shares are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

           3.1.6. Old Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it. The Assets shall be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing;

           3.1.7. The Liabilities were incurred by Old Fund in the ordinary course of its business and are associated with the Assets;

           3.1.8. Old Fund is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of section 368(a)(3)(A) of the Code;

           3.1.9. Not more than 25% of the value of Old Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

           3.1.10. As of the Effective Time, Old Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire Old Fund Shares;

           3.1.11. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Old Fund's shareholders; and

           3.1.12. Old   Fund   will   be   terminated  as  soon  as  reasonably
      practicable after the Effective Time, but in all events within twelve months thereafter.

      3.2.  New Fund represents and warrants as follows:

           3.2.1. Corporation is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; and a copy of its Articles of Incorporation is on file with the Secretary of State of Maryland;

           3.2.2. Corporation is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

           3.2.3.  Before  the  Effective  Time,  New  Fund   will  be  a   duly
      established and designated series of Corporation;

           3.2.4. New Fund has not commenced operations and will not do so until after the Closing;

           3.2.5. Prior to the Effective Time, there will be no issued and outstanding shares in New Fund or any other securities issued by New Fund, except as provided in paragraph 4.4;

           3.2.6. No consideration other than New Fund Shares (and New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

           3.2.7. The New Fund Shares to be issued and delivered to Old Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of New Fund, fully paid and non-assessable;

           3.2.8. New Fund will be a "fund" as defined in section 851(g)(2) of the Code and will meet all the requirements to qualify for treatment as a RIC for its taxable year in which the Reorganization occurs;

           3.2.9. New Fund has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does New Fund have any plan or intention to redeem or otherwise reacquire any New Fund Shares issued to the Shareholders pursuant to the Reorganization, except to the extent it is required by the 1940 Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of that business;

           3.2.10. Following the Reorganization, New Fund (a) will continue Old Fund's "historic business" (within the meaning of section 1.368-1(d)(2) of the Income Tax Regulations under the Code), (b) use a significant portion of Old Fund's historic business assets (within the meaning of section
      1.368-1(d)(3) of those regulations) in a business, (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

           3.2.11. There is no plan or intention for New Fund to be dissolved or merged into another corporation or a business trust or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization; and

           3.2.12. Immediately after the Reorganization, (a) not more than 25% of the value of New Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers.

      3.3. Each Fund represents and warrants as follows:

                   3.3.1. The aggregate fair market value of the New Fund Shares, when received by the Shareholders, will be approximately equal to the aggregate fair market value of their Old Fund Shares constructively surrendered in exchange therefor;

                   3.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Old Fund Shares before the Reorganization to any person related (within the meaning of section 1.368-1(e)(3) of the Income Tax Regulations under the Code) to either Fund or (ii) any portion of the New Fund Shares to be received by them in the Reorganization to any person related (as so defined) to New Fund, (b) does not anticipate dispositions of those New Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Old Fund as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of New Fund Shares immediately following the Reorganization;

           3.3.3.  The  Shareholders   will  pay  their  own  expenses,  if any,
      incurred in connection with the Reorganization;

           3.3.4. Immediately following consummation of the Reorganization, the Shareholders will own all the New Fund Shares and will own such shares solely by reason of their ownership of Old Fund Shares immediately before the Reorganization;

           3.3.5. Immediately following consummation of the Reorganization, New Fund will hold the same assets -- except for assets distributed to shareholders in the course of its business as a RIC and assets used to pay expenses incurred in connection with the Reorganization -- and be subject to the same liabilities that Old Fund held or was subject to immediately prior to the Reorganization, plus any liabilities for expenses of the parties incurred in connection with the Reorganization. Such excepted assets, together with the amount of all redemptions and distributions (other than regular, normal dividends) made by Old Fund immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets;

           3.3.6. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount; and

           3.3.7. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses").

4.    CONDITIONS PRECEDENT
      --------------------

      Each Fund's obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time, and (c) the further conditions that, at or before the Effective Time:

      4.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by Trust's board of trustees and Corporation's board of directors (each, a "board") and shall have been approved by Old Fund's shareholders in accordance with applicable law;

      4.2. All necessary filings shall have been made with the Securities and Exchange Commission ("SEC") and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Investment Company may for itself waive any of such conditions;

      4.3. Each Investment Company shall have received an opinion of Kirkpatrick & Lockhart LLP, addressed to and in form and substance satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters addressed to such counsel) and the certificates delivered pursuant to paragraph 2.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

           4.3.1. New Fund's acquisition of the Assets in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities, followed by Old Fund's distribution of those shares PRO RATA to the Shareholders constructively in exchange for the Shareholders' Old Fund Shares, will constitute a reorganization within the meaning of section 368(a)(1)(F) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

                   4.3.2. Old Fund will recognize no gain or loss on the transfer to New Fund of the Assets in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Old Fund Shares;

                   4.3.3. New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

                   4.3.4. New Fund's basis for the Assets will be the same as the basis thereof in Old Fund's hands immediately before the Reorganization, and New Fund's holding period for the Assets will include Old Fund's holding period therefor;

                   4.3.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Old Fund Shares solely for New Fund Shares pursuant to the Reorganization;

                   4.3.6. A Shareholder's aggregate basis for the New Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis for its Old Fund Shares to be constructively surrendered in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include its holding period for those Old Fund Shares, provided they are held as capital assets by the Shareholder at the Effective Time; and

           4.3.7. For purposes of section 381 of the Code, New Fund will be treated as if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of Old Fund's taxable year, Old Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by New Fund as if there had been no Reorganization, and the part of Old Fund's taxable year before the Reorganization will be included in New Fund's taxable year after the Reorganization;

      4.4. Prior to the Closing, Corporation's directors shall have authorized the issuance of, and New Fund shall have issued, one New Fund Share to Trust in consideration of the payment of $1.00 to vote on the matters referred to in paragraph 4.5; and

      4.5. Corporation (on behalf of and with respect to New Fund) shall have entered into a management contract and such other agreements as are necessary for New Fund's operation as a series of an open-end investment company. Each such contract and agreement shall have been approved by Corporation's directors and, to the extent required by law, by such of those directors who are not "interested persons" thereof (as defined in the 1940 Act) and by Trust as the sole shareholder of New Fund.

At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 4.1) if, in the judgment of its board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

5.    BROKERAGE FEES AND EXPENSES
      ----------------------------

      5.1 Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      5.2 Except as otherwise provided herein, 50% of the total Reorganization Expenses will be borne by INVESCO Funds Group, Inc. and the remaining 50% will be borne one-half by each Fund.

6.    ENTIRE AGREEMENT; NO SURVIVAL
      -----------------------------

      Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

7.    TERMINATION
      -----------

      This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Old Fund's shareholders:

      7.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before August 31, 1999; or

      7.2. By the parties' mutual agreement.

In the event of termination under paragraphs 7.1(c) or 7.2, there shall be no liability for damages on the part of either Fund, or the trustees/directors or officers of either Investment Company, to the other Fund.

8.    AMENDMENT
      ---------

      This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Old Fund's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the Shareholders' interests.

9.    MISCELLANEOUS
      -------------

      9.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Maryland; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

      9.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

      9.3. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      9.4. The execution and delivery of this Agreement have been authorized by Trust's trustees, and this Agreement has been executed and delivered by Trust's authorized officers acting as such; neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them or any shareholder of Trust personally, but shall bind only the assets and property of Old Fund, as provided in Trust's Declaration of Trust.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.


ATTEST:                             INVESCO VALUE TRUST,
                                     on behalf of its series,
                                     INVESCO Intermediate Government Bond Fund



________________________              By: ______________________________
Secretary                                        President



ATTEST:                             INVESCO BOND FUNDS, INC.,
                                     on behalf of its series,
                                     INVESCO Intermediate Government Bond Fund



_________________________             By: ______________________________
Secretary                                        President

                     INVESCO U.S. GOVERNMENT SECURITIES FUND
                     (a series of INVESCO Bond Funds, Inc.)

                    INVESCO INTERMEDIATE GOVERNMENT BOND FUND
                        (a series of INVESCO Value Trust)

                              7800 E. Union Avenue
                             Denver, Colorado 80237

                       STATEMENT OF ADDITIONAL INFORMATION


      This Statement of Additional Information relates specifically to the proposed Reorganization whereby INVESCO U.S. Government Securities Fund ("Government Securities Fund") would acquire the assets of INVESCO Intermediate Government Bond Fund ("Intermediate Bond Fund") in exchange solely for shares of Government Securities Fund and the assumption by Government Securities Fund of Intermediate Bond Fund's liabilities. This Statement of Additional Information consists of this cover page and the following described documents, each of which is incorporated by reference herein:


      (1) The Statement of Additional Information of Government Securities Fund, dated January 1, 1999.

      (2) The Statement of Additional Information of Intermediate Bond Fund, dated January 1, 1999.

      (3) The Annual Report to Shareholders of Government Securities Fund for the fiscal year ended August 31, 1998.

      (4) The Annual Report to Shareholders of Intermediate Bond Fund for the fiscal year ended August 31, 1998.


      This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus/Proxy Statement dated March 23, 1999 relating to the above-referenced matter. A copy of the Prospectus/Proxy Statement may be obtained by calling toll-free 1-800-646-8372. This Statement of Additional Information is dated March 23, 1999.

PRO FORMA STATEMENT OF OPERATIONS
TWELVE MONTHS ENDED February 28, 1999
UNAUDITED

                                                 Intermediate       U.S. Government    Pro Forma          Pro Forma
                                                  Government        Securities Fund    Adjustments        Combined
                                                  Bond Fund
                                             --------------------------------------------------------------------------

INVESTMENT INCOME
INCOME

Interest                                         $  1,966,864       $  3,582,097                        $  5,548,961
-----------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees  (Note 3)                    204,023            340,084       (15,787) (a)          528,320
Distribution Expenses  (Note 3)                        67,919            154,584        17,642  (a)          240,145
Transfer Agent Fees                                   153,130            235,967       (38,283) (b)          350,814
Administrative Fees  (Note 3)                          15,071             19,245        (9,907) (a)           24,409
Custodian Fees and Expenses                             7,750             10,568                              18,318
Directors'/Trustees' Fees and Expenses                 10,326             11,411        (8,000) (b)           13,737
Professional Fees and Expenses                         14,661             18,537       (13,073) (b)           20,125
Registration Fees and Expenses                         25,885             48,800       (18,855) (b)           55,800
Reports to Shareholders                                16,058             30,782        (4,015) (b)           42,825
Other Expenses                                          4,322              3,614        (3,000) (b)            4,936
-----------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES                                   519,115            873,592                           1,299,429
     Fees and Expenses Absorbed by
       Investment Adviser                            (177,317)          (251,668)       96,347  (c)         (332,638)
     Fees and Expenses Paid Indirectly                 (2,902)            (3,307)                             (6,209)
-----------------------------------------------------------------------------------------------------------------------
     NET EXPENSES                                     338,896            618,617         3,069               960,582
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                               1,627,968          2,963,480        (3,069)            4,588,379
-----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENT SECURITIES
Net Realized Gain on
   Investment Securities                              443,737          3,392,783                           3,836,520
Change in Net Depreciation of
  Investment Securities                              (319,499)        (3,438,079)                         (3,757,578)
-----------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENT                         124,238            (45,296)                             78,942
 SECURITIES
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $  1,752,206       $  2,918,184     $  (3,069)         $  4,667,321
=======================================================================================================================

(a) Reflects adjustments to Investment Advisory Fees, Distribution Expenses and Administrative Fees based on the surviving Fund's contractual fee obligation.

(b) Reflects elimination of duplicate services or fees.

(c) Reflects adjustment to the level of the surviving Fund's voluntary expense reimbursement.

See Notes to Financial Statements

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999
UNAUDITED

                                                              INTERMEDIATE
                                                               GOVERNMENT        U.S. GOVERNMENT       PRO FORMA          PRO FORMA
                                                               BOND FUND         SECURITIES FUND      ADJUSTMENTS          COMBINED
                                                            ------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                              $  34,758,868        $  66,386,384                         $ 101,145,252
====================================================================================================================================
   At Value(a)                                             $  34,910,494        $  64,102,041                         $  99,012,535
Receivables:
   Fund Shares Sold                                              192,165              149,449                               341,614
   Dividends and Interest                                        321,881              494,366                               816,247
Prepaid Expenses and Other Assets                                114,198              191,707                               305,905
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                  35,538,738           64,937,563                           100,476,301
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
   Custodian                                                      12,947               52,641                                65,588
   Distributions to Shareholders                                   6,118               15,225                                21,343
   Fund Shares Repurchased                                        46,308              549,490                               595,798
Accrued Distribution Expenses                                      6,660               12,852                                19,512
Accrued Expenses and Other Payables                                8,350               10,850                                19,200
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                 80,383              641,058                               721,441
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT VALUE                                        $  35,458,355        $  64,296,505                         $  99,754,860
====================================================================================================================================
NET ASSETS
Paid-in Capital                                            $  35,349,291        $  66,026,480                         $ 101,375,771
Accumulated Undistributed Net Investment Income                      327                7,780                                 8,107
Accumulated Undistributed Net Realized Gain (Loss)               (42,888)             546,588                               503,700
   on Investment Securities
Net Appreciation (Depreciation) of Investment Securities         151,625           (2,284,343)                           (2,132,718)
====================================================================================================================================
NET ASSETS AT VALUE                                        $  35,458,355        $  64,296,505                         $  99,754,860
====================================================================================================================================
Shares Outstanding                                             2,820,230            8,900,580       2,090,900  (b)       13,811,710
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE   $       12.57        $        7.22                         $        7.22
====================================================================================================================================

(a)  Investment  securities  at cost  and  value  at February 28, 1999  include
     repurchase   agreements  of  $2,656,000  and  $2,825,000  for  Intermediate
     Government Bond and U.S. Government Securities Funds, respectively.

(b) Adjustment to reflect the exchange of shares of common stock outstanding from Intermediate Government Bond Fund to U.S. Government Securities Fund.

See Notes to Financial Statements

PRO FORMA FINANCIAL STATEMENTS
PRO FORMA STATEMENT OF INVESTMENT SECURITIES
February 28, 1999
UNAUDITED


                  PRINCIPAL AMOUNT                                                                         VALUE
---------------------------------------                                             ------------------------------------------------
 Intermediate                                                                       Intermediate
 Government     U.S. Government    Pro Forma                                          Government      U.S. Government    Pro Forma
 Bond Fund      Securities Fund     Combined      DESCRIPTION                          Bond Fund       Securities Fund    Combined
------------------------------------------------------------------------------------------------------------------------------------
                                               FIXED INCOME SECURITIES   91.34%
                                               US GOVERNMENT OBLIGATIONS  46.72%
                                               US Treasury Bonds
 $  500,000                      $   500,000    9.250%, 2/15/2016                  $   684,219                        $    684,219
               $  10,000,000      10,000,000    7.500%, 11/15/2016                                  $  11,834,379       11,834,379
                  10,000,000      10,000,000    8.125%, 8/15/2019                                      12,696,880       12,696,880
                   5,000,000       5,000,000    5.250%, 11/15/2028                                      4,732,815        4,732,815
                                               US Treasury Notes
  2,000,000                        2,000,000    8.750%, 8/15/2000                    2,100,626                           2,100,626
  1,450,000                        1,450,000    7.500%, 5/15/2002                    1,544,704                           1,544,704
  2,200,000                        2,200,000    6.375%, 3/31/2001                    2,252,250                           2,252,250
    850,000                          850,000    6.375%, 9/30/2001                      873,641                             873,641
  1,600,000                        1,600,000    6.375%, 8/15/2002                    1,654,501                           1,654,501
  2,000,000                        2,000,000    6.250%, 1/31/2002                    2,055,000                           2,055,000
  2,000,000                        2,000,000    6.250%, 2/15/2003                    2,066,876                           2,066,876
  1,500,000                        1,500,000    5.750%, 11/30/2002                   1,522,969                           1,522,969
  2,000,000                        2,000,000    5.750%, 8/15/2003                    2,033,750                           2,033,750
    200,000                          200,000    5.500%, 2/15/2008                      202,188                             202,188
====================================================================================================================================
                                               TOTAL US GOVERNMENT OBLIGATIONS
                                               (Cost $16,813,805, $31,163,982                                           46,254,798
                                                and $47,977,787, respectively)
                                               US GOVERNMENT AGENCY OBLIGATIONS
                                               44.62% Fannie Mae, Gtd Mortgage
                                               Pass-Through Certificates
    831,506                          831,506    7.000%, 1/1/2028                       842,632                             842,632
    852,070                          852,070    6.500%, 2/1/2028                       846,566                             846,566
  2,000,000                        2,000,000    6.000%, 5/15/2008                    2,021,714                           2,021,714
    684,001                          684,001    6.000%, 5/1/2009                       681,805                             681,805
                                               Federal Farm Credit Bank, Medium-
                                                Term Notes
    500,000                          500,000    6.320%, 10/12/2010                     510,939                             510,939
                                               Federal Home Loan Bank
  1,000,000                        1,000,000    5.675%, 8/18/2003                      997,977                             997,977
                                               Freddie Mac
                                                   Deb
  2,000,000                        2,000,000    6.950%, 4/1/2004                     2,105,336                           2,105,336
                                               Gold Participation Certificates
    524,315                          524,315    8.000%, 10/1/2010                      541,858                             541,858
    884,832                          884,832    7.000%, 6/1/2028                       896,485                             896,485
    470,921                          470,921    6.500%, 7/1/2001                       475,762                             475,762
                   3,111,430       3,111,430    6.500%, 7/1/2008                                       3,149,887         3,149,887
                   9,657,348       9,657,348    6.000%, 4/1/2028                                       9,377,670         9,377,670
                                               Government National Mortgage
                                                Association I Pass-Through
                                                       Certificates
    801,037                          801,037    7.500%, 3/15/2026                      824,692                             824,692
    440,709                          440,709    7.000%, 10/15/2008                     453,529                             453,529
    435,315                          435,315    6.500%, 10/15/2008                     442,202                             442,202
    524,550                          524,550    6.000%, 11/15/2008                     525,709                             525,709
                   9,976,579       9,976,579    6.000%, 12/15/2028                                     9,683,765         9,683,765
                  10,100,000      10,100,000    6.000%, 2/15/2029                                      9,801,645         9,801,645
====================================================================================================================================
                                               TOTAL US GOVERNMENT AGENCY OBLIGATIONS
                                               (Cost $12,203,776, $32,397,402 and                                       44,180,173
                                                $44,601,178, respectively)
                                               TOTAL FIXED INCOME SECURITIES
                                               (Cost $29,017,581, $63,561,384 and                                       90,434,971
                                                $92,578,965, respectively)
====================================================================================================================================



                  PRINCIPAL AMOUNT                                                                    VALUE
--------------------------------------------                                        ------------------------------------------------
 Intermediate                                                                       Intermediate
 Government     U.S. Government    Pro Forma                                        Government       U.S. Government     Pro Forma
 Bond Fund      Securities Fund     Combined           DESCRIPTION                  Bond Fund        Securities Fund      Combined
------------------------------------------------------------------------------------------------------------------------------------
                                               SHORT-TERM INVESTMENTS   8.66%
                                               US GOVERNMENT OBLIGATIONS   3.13%
                                               US Treasury Notes
  3,000,000                     $  3,000,000   8.500%, 2/15/2000

                                               (Cost $3,085,287, $0
                                                and $3,085,287, respectively)      $  3,096,564                       $  3,096,564
====================================================================================================================================
                                               REPURCHASE AGREEMENTS   5.53%
                                               Repurchase Agreement with
                                               State Street dated 2/26/1999 due
                                               3/1/1999 at 4.720%, repurchased
                                               at $2,657,045 (Collaterized
                                               by U.S. Treasury Bonds due
                                               1/15/2007   at  3.375%,
                                               value $2,700,615)
  2,656,000                        2,656,000   (Cost $2,656,000, $0 and               2,656,000                          2,656,000
                                               $2,656,000, respectively)
                                               Repurchase Agreement with State
                                               Street dated 2/26/1999
                                               due 3/1/1999 at 4.720%,
                                               repurchased at $2,828,334
                                               (Collaterized by US Treasury
                                               Bonds due 1/15/2007
                                               at 3.375%, value $2,870,257)
                $  2,825,000       2,825,000   (Cost $0, $2,825,000 and                             $  2,825,000         2,825,000
                                               $2,825,000, respectively)
====================================================================================================================================
                                               TOTAL SHORT-TERM INVESTMENTS
                                               (Cost $5,741,287, $2,825,000                                              8,577,564
                                                and $8,566,287, respectively)
====================================================================================================================================
                                               TOTAL INVESTMENT SECURITIES
                                               AT VALUE 100.00%
                                               (Cost $34,758,868, $66,386,384
                                                and $101,145,252, respectively)(a) $ 34,910,494     $ 64,102,041      $ 99,012,535
====================================================================================================================================

(a) Also represents cost for income tax purposes.

See Notes to Financial Statements

PRO FORMA NOTES TO FINANCIAL STATEMENTS
UNAUDITED

NOTE 1 -- BASIS OF COMBINATION. U.S. Government Securities Fund (the "Fund") is a series of INVESCO Bond Funds, Inc. (formerly INVESCO Income Funds, Inc.), which is incorporated in Maryland. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Pro Forma Statement of Assets and Liabilities, including the Statement of Investments at February 28, 1999, and the related Pro Forma Statements of Operations ("Pro Forma Statements") for the twelve months ended February 28, 1999, reflect the combined operations of Intermediate Government Bond Fund, a series of INVESCO Value Trust and U.S. Government Securities Fund.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Intermediate Government Bond Fund in exchange for shares in U.S. Government Securities Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Intermediate Government Bond Fund for pre-combination periods will not be restated. The Pro Forma Statements do not reflect the expenses of either Fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization and Termination. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included in their respective Statements of Additional Information.

NOTE 2 -- SHARES OUTSTANDING. Shareholders of Intermediate Government Bond Fund would become shareholders of U.S. Government Securities Fund upon receiving shares of U.S. Government Securities Fund equal to the value of their holdings in Intermediate Government Bond Fund as of the date of the reorganization.

NOTE 3 -- PRO FORMA OPERATIONS. The Pro Forma Statement of Operations assumes that the combined gross investment income is equal to the sum of each Fund's actual gross investment income for the twelve months ended February 28, 1999. Operating expenses combine the actual expenses of each Fund with certain expenses adjusted to reflect the changes in expenses resulting from the combination. The Investment Advisory, Distribution Expenses and Adminstrative Fees have been calculated for the combined Fund based on contractual rates expected to be in effect for the U.S. Government Securities Fund at the time of reorganization based upon the combined level of average net assets for the twelve months ended February 28, 1999.

                            INVESCO BOND FUNDS, INC.
                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification
         ----------------

         Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 16(1) below. Under this Article, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules thereunder. Under the 1940 Act, directors and officers of Registrant cannot be protected against liability to Registrant or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. Registrant also maintains liability insurance policies covering its directors and officers.

Item 16. Exhibits
         --------


          (1) Articles of Incorporation (Charter), filed April 2, 1993.(1)
              (a) Articles Supplementary to Articles of Incorporation, dated October 28, 1998.(3)
          (2) By-Laws, as amended July 21, 1993.(1)
          (3) Voting trust agreement - none.
          (4) (a) Agreement and Plan of Reorganization and Termination is attached hereto as Appendix B to the Prospectus/Proxy Statement.
              (b) Agreement and Plan of Conversion and Termination is attached hereto as Appendix C to the Prospectus/Proxy Statement.
          (5) Provisions  of  instruments  defining  the  rights of  holders  of securities are contained in Articles III, IV, VI, VIII of Registrant's Articles of Incorporation as amended, and Articles I, V, VII, VIII, IX and X of Registrant's By-Laws.
          (6) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)
          (7) (a) General Distribution Agreement with INVESCO Funds Group, Inc. dated February 28, 1997.(2)
              (b) General Distribution Agreement with INVESCO Distributors, Inc. dated September 30, 1997.(2)
          (8) (a) Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(3)
              (b) Amended Defined Compensation Plan for Non-Interested Directors and Trustees.(3)
          (9) (a) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1994.(1)
              (b)  Amendment to Custody  Agreement  dated October 25, 1995.(1)
              (c)  Data Access Service Addendum dated May 19, 1997.(2)

         (10) (a) Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated April 30, 1993.(2)
              (b) Amendment of Plan and Agreement of Distribution pursuant to Rule 12b-1 dated July 19, 1995.(1)
              (c) Amended Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated January 1, 1997.(2)
              (d) Amended Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated September 30, 1997.(2)
         (11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of securities being registered.(4)
         (12) (a) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO U.S. Government Securities Fund (to be filed).
              (b) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO Intermediate Government Bond Fund (to be filed).
         (13) (a) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2) (b) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)
         (14) Consent  of  PricewaterhouseCoopers  LLP (filed  herewith).
         (15) Financial statements omitted from part B - none.
         (16) Copies of manually signed Powers of Attorney - incorporated by reference to Powers of Attorney previously filed with the Securities and Exchange Commission on January 9, 1990, January 16, 1990, May 22, 1992, March 31, 1994, October 23, 1995, October 30,
              1996 and October 30, 1997.
         (17) Additional Exhibits.
              (a)  Form of amended Proxy Cards (filed herewith).

----------------


(1) Incorporated by reference from Post-Effective Amendment No. 36 to the registration statement, filed October 30, 1996.
(2) Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement, filed October 30, 1997.
(3) Incorporated by reference from Post-Effective Amendment No. 38 to the registration statement, filed October 29, 1998.
(4) Incorporated by reference from the Registration Statement on Form N-14, filed January 22, 1999.

Item 17. Undertakings
         ------------

          (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         As  required  by  the  Securities   Act  of  1933,  as  amended,   this
Registration Statement has been signed on behalf of Registrant, in the City of Denver and the State of Colorado, on this 17th day of March, 1999.


ATTEST:                            INVESCO Bond Funds, Inc.
                                   (formerly INVESCO Income Funds, Inc.)



/s/ Glen A. Payne                      By: /s/ Mark H. Williamson
------------------------               -----------------------------
Glen A. Payne, Secretary               Mark H. Williamson, President



         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                            Date
---------                       -----                            ----



/s/ Mark H. Williamson
---------------------------     President, Director and Chief    March 17, 1999
Mark H. Williamson              Executive Officer


/s/ Ronald L. Grooms
---------------------------     Treasurer and Chief Financial    March 17, 1999
Ronald L. Grooms                and Accounting Officer



---------------------------     Director                         March 17, 1999
Victor L. Andrews*



---------------------------     Director                         March 17, 1999
Bob R. Baker*



---------------------------     Director                         March 17, 1999
Charles W. Brady*

---------------------------     Director                         March 17, 1999
Wendy L. Gramm*



---------------------------     Director                         March 17, 1999
Lawrence H. Budner*



---------------------------     Director                         March 17, 1999
Fred A. Deering*



---------------------------     Director                         March 17, 1999
Larry Soll*



---------------------------     Director                         March 17, 1999
Kenneth T. King*



---------------------------     Director                         March 17, 1999
John W. McIntyre*


By: *
     ----------------------                                      March 17, 1999
      Edward F. O'Keefe
      Attorney in Fact



By: * /s/ Glen A. Payne
     ----------------------                                      March 17, 1999
      Glen A. Payne
      Attorney in Fact


* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this Registration Statement on Form N-14 of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on May 22, 1992, June 9, 1992, October 13, 1992, July 26, 1994, June 27, 1995, July 12, 1995,
September 5, 1995, July 23, 1996 and September 26, 1997, respectively.

                            INVESCO BOND FUNDS, INC.
                                     PART C


                              INDEX OF EXHIBITS

(1)  Articles of Incorporation (Charter), filed April 2, 1993.(1)


     (a) Articles Supplementary to Articles of Incorporation, dated October 28, 1998.(3)
(2)  By-Laws,  as amended July 21,  1993.(1)
(3)  Voting  trust  agreement - none.
(4) (a) Agreement and Plan of Reorganization and Termination is attached hereto as Appendix B to the Prospectus/Proxy Statement.
     (b) Agreement and Plan of Conversion and Termination is attached hereto as Appendix C to the Prospectus/Proxy Statement.
(5) Provisions of instruments defining the rights of holders of securities are contained in Articles III, IV, VI, VIII of Registrant's Articles of Incorporation as amended, and Articles I, V, VII, VIII, IX and X of Registrant's By-Laws.
(6) (a) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)
     (b) Sub-Advisory Agreement between INVESCO Funds Group, Inc. and INVESCO Trust Company dated February 28, 1997.(2)
(7) (a) General Distribution Agreement with INVESCO Funds Group, Inc. dated February 28, 1997.(2)
     (b) General Distribution Agreement with INVESCO Distributors, Inc. dated September 30, 1997.(2)
(8) (a) Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(3)
     (b) Amended Defined Compensation Plan for Non-Interested Directors and Trustees.(3)
(9) (a) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1994.(1)
     (b) Amendment  to  Custody   Agreement  dated  October 25,  1995.(1)
     (c) Data Access Service Addendum dated May 19, 1997.(2)
(10) (a) Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated April 30, 1993.(2)
     (b) Amendment of Plan and Agreement of Distribution pursuant to Rule 12b-1 dated July 19, 1995.(1)
     (c) Amended Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated January 1, 1997.(2)
     (d) Amended Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated September 30, 1997.(2)
(11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of securities being registered.(4)
(12) (a) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO U.S. Government Securities Fund (to be filed).

     (b) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO Intermediate Government Bond Fund (to be filed).
(13) (a) Transfer Agency Agreement between Registrant an INVESCO Funds Group, Inc. dated February 28, 1997.(2)
     (b) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)
(14) Consent  of  PricewaterhouseCoopers  LLP (filed herewith).
(15) Financial statements omitted from part B - none.
(16) Copies of manually signed Powers of Attorney - incorporated by reference to Powers of Attorney previously filed with the Securities and Exchange Commission on January 9, 1990, January 16, 1990, May 22, 1992, March 31, 1994, October 23, 1995, October 30, 1996 and October 30, 1997.
(17) Additional Exhibits.
     (a) Form of amended Proxy Cards (filed herewith).


----------------


1 Incorporated by reference from Post-Effective Amendment No. 36 to the registration statement, filed October 30, 1996.
2 Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement, filed October 30, 1997.
3 Incorporated by reference from Post-Effective Amendment No. 38 to the registration statement, filed October 29, 1998.
4 Incorporated by reference from the Registration Statement on Form N-14, filed January 22, 1999.




---------------------

PRICEWATERHOUSECOOPERS LLP
--------------------------------------------------------------------------------

                                                      PricewaterhouseCoopers LLP
                                                          950 Seventeenth Street
                                                                      Suite 2500
                                                               Denver, CO  80202
                                                       Telephone  (303) 893-8100


                       CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the incorporation by reference in the Statement of Additional Information constituting part of this registration statement on Form N-14 (the "Registration Statement") of our report dated September 30, 1998 relating to the financial statements and financial highlights appearing in the August 31, 1998 Annual Report to Shareholders of INVESCO Intermediate Government Bond Fund (one of the portfolios constituting INVESCO Value Trust) and our report dated October 2, 1998 relating to the financial statements and financial highlights appearing in the August 31, 1998 Annual Report to Shareholders of INVESCO U.S. Government Securities Fund (one of the portfolios constituting INVESCO Income Funds, Inc.), which are also incorporated by reference into the Statement of Additional Information.

We also consent to the incorporation by reference of our report into the Prospectus of INVESCO Intermediate Government Bond Fund dated January 1, 1999, and the incorporation by reference of our report in the Prospectus of INVESCO U.S. Government Securities Fund dated January 1, 1999, which constitute parts of this Registration Statement. We also consent to the references to us under the headings "Independent Accountants" and "Financial Statements" in the Statement of Additional Information of INVESCO Intermediate Government Bond Fund and to the reference to us under the heading "Financial Highlights" in the Prospectus of INVESCO Intermediate Government Bond Fund both dated January 1, 1999. We also consent to the references to us under the headings "Independent Accountants" and "Financial Statements" in the Statement of Additional Information of INVESCO Intermediate Government Bond Fund and to the reference to us under the heading "Financial Highlights" in the Prospectus of INVESCO U.S. Government Securities Fund both dated January 1, 1999.

We also consent to the reference to us under the heading "Experts" in the combined Prospectus/Proxy Statement, constituting part of this Registration Statement.



PricewaterhouseCoopers LLP

/s/ PricewaterhouseCoopers LLP
------------------------------

Denver, Colorado
March 16, 1999

[Name and Address]


                    INVESCO INTERMEDIATE GOVERNMENT BOND FUND
                               INVESCO VALUE TRUST

                  PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS
                                  MAY 20, 1999

      This proxy is being solicited on behalf of the Board of Trustees of INVESCO Value Trust ("Trust") and relates to the proposals with respect to the Trust and to INVESCO Intermediate Government Bond Fund, a series of the Trust ("Fund"). The undersigned hereby appoints as proxies Fred A. Deering and Mark H. Williamson, and each of them (with power of substitution), to vote all shares of common stock of the undersigned in the Fund at the Special Meeting of Shareholders to be held at 10:00 a.m., Mountain Standard Time, on May 20, 1999, at the offices of the Trust, 7800 E. Union Avenue, Denver, Colorado 80237, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally present.

      The shares represented by this proxy will be voted as instructed. Unless indicated to the contrary, this proxy shall be deemed to grant authority to vote "FOR" all proposals relating to the Trust and the Fund with discretionary power to vote upon such other business as may properly come before the Meeting.

YOUR VOTE IS IMPORTANT. IF YOU ARE NOT VOTING BY PHONE, FACSIMILE, OR INTERNET, PLEASE SIGN AND DATE THIS PROXY BELOW AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

TO VOTE BY TOUCH-TONE PHONE OR THE INTERNET, PLEASE CALL 1-800-690-6903 TOLL FREE OR VISIT WWW.PROXYVOTE.COM. TO VOTE BY FACSIMILE TRANSMISSION, PLEASE FAX YOUR COMPLETED PROXY CARD TO 1-800-735-1885.


           TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

                    [XXX] KEEP THIS PORTION FOR YOUR RECORDS

                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

                    INVESCO INTERMEDIATE GOVERNMENT BOND FUND
                               INVESCO VALUE TRUST

VOTE ON TRUSTEES                      FOR   WITHHOLD  FOR
                                      ALL      ALL    ALL
3.  Election of the Trust's Board of                  EXCEPT  To        withhold
    Trustees; (1) Charles  W. Brady;  /__/    /__/    /__/    authority  to vote
    (2) Fred A. Deering; (3) Mark H.                          for any individual
    Williamson;  (4) Dr. Victor   L.                          nominee(s),   mark
    Andrews;   (5) Bob   R.   Baker;                          "For  All  Except"
    (6) Lawrence     H.      Budner;                          and   write    the
    (7) Dr. Wendy     Lee     Gramm;                          nominee's   number
    (8) Kenneth T. King; (9) John W.                          on the line below.
    McIntyre;  and   (10)  Dr. Larry
    Soll                                                      ------------------


VOTE ON PROPOSALS                                      FOR     AGAINST  ABSTAIN

                                                       /__/     /__/     /__/
1.  Approval  of  an  agreement  and
    plan   of   reorganization   and
    termination  under which INVESCO
    U.S. Government  Securities Fund
    ("Government  Securities Fund"),
    a series of INVESCO  Bond Funds,
    Inc.,  would  acquire all of the
    assets  of the Fund in  exchange
    solely for shares of  Government
    Securities    Fund    and    the
    assumption     by     Government
    Securities  Fund  of  all of the
    Fund's liabilities,  followed by
    the distribution of those shares
    to the shareholders of the Fund,
    all   as    described   in   the
    accompanying    Prospectus/Proxy
    Statement;

2.  Approval  of  an  Agreement  and
    Plan    of    Conversion     and
    Termination under which the Fund
    would be converted from a series
    of the Trust to a series of Bond
    Funds,   as   described  in  the
    accompanying    Prospectus/Proxy
    Statement;                                         /__/     /__/     /__/

3.  Approval   of   changes  to  the
    fundamental investment policies;                   /__/     /__/     /__/

/_/ To  vote  against  the  proposed
    changes  to one or  more  of the
    specific fundamental  investment
    policies, but to approve others,
    PLACE  AN "X" IN THE BOX AT left
    and indicate the  leter(s)  (as
    set    forth   in   the    proxy
    statement)  of  the   investment
    policy  or  policies  you do not
    want  to change on  the  reverse
    side.  IF  YOU  CHOOSE  TO  VOTE
    DIFFERENTLY      ON   INDIVIDUAL
    RESTRICTIONS, YOU MUST MAIL YOUR
    PROXY  CARD.  IF  YOU  CHOOSE TO
    VOTE    THE     SAME    ON   ALL
    RESTRICTIONS PERTAINING TO  YOUR
    FUND,  TELEPHONE  AND   INTERNET
    VOTING ARE AVAILABLE.

4.  Ratification of the selection of                   /__/     /__/     /__/
    PricewaterhouseCoopers   LLP  as
    the  Fund's  Independent  Public
    Accountants;

YOUR VOTE IS IMPORTANT. IF YOU ARE NOT VOTING BY PHONE, FACSIMILE, OR INTERNET, PLEASE SIGN AND DATE THIS PROXY BELOW AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

TO VOTE BY TOUCH-TONE PHONE OR THE INTERNET, PLEASE CALL 1-800-690-6903 TOLL FREE OR VISIT HTTP://WWW.PROXYVOTE.COM. TO VOTE BY FACSIMILE TRANSMISSION, PLEASE FAX YOUR COMPLETED PROXY CARD TO 1-800-735-1885.


Please sign exactly as name appears hereon. If stock is held in the name of joint owners, each should sign. Attorneys-in-fact, executors, administrators, etc. should so indicate. If shareholder is a corporation or partnership, please sign in full corporate or partnership name by authorized person


------------------------------------------------- ------------------------------
Signature                                         Date


------------------------------------------------- ------------------------------
Signature (Joint Owners)                          Date

[BACK]

To vote  against  the proposed changes
to  one   or  more  of   the  specific
investment   policies,  indicate   the
letter(s)  (as  set forth in the proxy
statement) of  the  investment  policy
or  policies   you  do   not  want  to
change  on the line at the  right.  IF
YOU  CHOOSE  TO VOTE  THE  SAME ON ALL
RESTRICTIONS  PERTAINING TO YOUR FUND,
TELEPHONE  AND  INTERNET   VOTING  ARE
AVAILABLE.


                                              3. _______________________________